Schedule of Investments (unaudited)
July 31, 2025
iShares® 0-5 Year High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Advertising — 1.5%
Advantage Sales & Marketing Inc., 6.50%, 11/15/28(a)	$5,190	$3,913,833
Clear Channel Outdoor Holdings Inc.
5.13%, 08/15/27(a)(b)	10,018	10,003,474
7.50%, 06/01/29(a)(b)	8,865	8,078,586
7.75%, 04/15/28(a)(b)	8,275	7,809,531
7.88%, 04/01/30(a)(b)	7,160	7,369,808
9.00%, 09/15/28(a)(b)	5,840	6,118,860
CMG Media Corp., 8.88%, 06/18/29(a)(b)	5,020	4,887,571
Lamar Media Corp.
3.75%, 02/15/28	5,400	5,214,528
4.00%, 02/15/30	4,835	4,587,206
4.88%, 01/15/29	3,625	3,557,913
Neptune Bidco U.S. Inc., 9.29%, 04/15/29(a)(b)	20,666	19,996,422
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.25%, 01/15/29(a)(b)	4,547	4,326,989
4.63%, 03/15/30(a)(b)	4,395	4,169,756
5.00%, 08/15/27(a)	5,823	5,766,167
Stagwell Global LLC, 5.63%, 08/15/29(a)(b)	9,392	9,028,060
		104,828,704
Aerospace & Defense — 1.4%
AAR Escrow Issuer LLC, 6.75%, 03/15/29(a)	4,790	4,915,737
Bombardier Inc.
6.00%, 02/15/28(a)	5,699	5,729,205
7.50%, 02/01/29(a)(b)	6,230	6,469,543
7.88%, 04/15/27(a)(b)	3,160	3,167,900
Incora Top Holdco LLC, 6.00%, 01/31/33(c)	2,728	2,634,339
Moog Inc., 4.25%, 12/15/27(a)(b)	4,273	4,176,430
Spirit AeroSystems Inc.
4.60%, 06/15/28	5,935	5,838,556
9.38%, 11/30/29(a)	6,130	6,482,475
TransDigm Inc.
4.63%, 01/15/29	9,720	9,509,222
4.88%, 05/01/29(b)	6,180	6,064,125
6.38%, 03/01/29(a)	22,270	22,740,454
6.75%, 08/15/28(a)	17,655	18,009,954
		95,737,940
Agriculture — 0.2%
Darling Ingredients Inc.
5.25%, 04/15/27(a)	4,300	4,291,400
6.00%, 06/15/30(a)(b)	6,570	6,609,190
		10,900,590
Airlines — 1.2%
Air Canada, 3.88%, 08/15/26(a)(b)	8,897	8,807,051
Allegiant Travel Co., 7.25%, 08/15/27(a)(b)	4,882	4,871,056
American Airlines Inc.
7.25%, 02/15/28(a)(b)	6,525	6,642,972
8.50%, 05/15/29(a)(b)	8,065	8,426,026
American Airlines Inc./AAdvantage Loyalty IP Ltd.
5.50%, 04/20/26(a)	3,482	3,473,046
5.75%, 04/20/29(a)(b)	24,620	24,613,761
OneSky Flight LLC, 8.88%, 12/15/29(a)	4,595	4,838,565
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., 11.00%, 03/12/30, (8.00 % in Cash and 4.00 % in PIK)(a)(b)(d)	6,785	4,359,335
VistaJet Malta Finance PLC/Vista Management Holding Inc.
6.38%, 02/01/30(a)	7,750	7,323,750
7.88%, 05/01/27(a)	4,131	4,144,603
9.50%, 06/01/28(a)(b)	4,345	4,463,222
		81,963,387
Apparel — 0.4%
Crocs Inc., 4.25%, 03/15/29(a)(b)	2,917	2,776,965
Kontoor Brands Inc., 4.13%, 11/15/29(a)(b)	3,297	3,056,205
Security	Par (000)	Value
Apparel (continued)
Under Armour Inc.
3.25%, 06/15/26	$4,618	$4,542,957
7.25%, 07/15/30(a)(b)	1,509	1,542,485
VF Corp.
2.80%, 04/23/27(b)	4,430	4,230,650
2.95%, 04/23/30(b)	5,640	4,782,100
William Carter Co. (The), 5.63%, 03/15/27(a)(b)	4,471	4,439,703
Wolverine World Wide Inc., 4.00%, 08/15/29(a)(b)	4,827	4,350,961
		29,722,026
Auto Manufacturers — 1.5%
Allison Transmission Inc.
4.75%, 10/01/27(a)	2,985	2,958,188
5.88%, 06/01/29(a)(b)	3,765	3,781,181
Aston Martin Capital Holdings Ltd., 10.00%, 03/31/29(a)(b)	8,620	8,195,810
Jaguar Land Rover Automotive PLC
4.50%, 10/01/27(a)(b)	4,040	3,974,954
5.50%, 07/15/29(a)	3,310	3,299,977
5.88%, 01/15/28(a)(b)	4,185	4,202,096
7.75%, 10/15/25(a)(b)	5,336	5,340,788
Mclaren Finance PLC, 7.50%, 08/01/26(a)	4,781	4,791,729
New Flyer Holdings Inc., 9.25%, 07/01/30(a)	3,326	3,549,466
Nissan Motor Acceptance Co. LLC
1.85%, 09/16/26(a)	5,100	4,888,348
2.45%, 09/15/28(a)	5,000	4,513,882
2.75%, 03/09/28(a)	5,150	4,773,352
5.30%, 09/13/27(a)	750	744,375
7.05%, 09/15/28(a)(b)	6,000	6,176,710
Nissan Motor Co. Ltd.
3.52%, 09/17/25(a)	5,280	5,266,393
4.35%, 09/17/27(a)(b)	19,890	19,331,437
7.50%, 07/17/30(a)(b)	8,120	8,372,566
PM General Purchaser LLC, 9.50%, 10/01/28(a)(b)	5,005	3,888,223
Wabash National Corp., 4.50%, 10/15/28(a)(b)	3,527	3,155,388
		101,204,863
Auto Parts & Equipment — 1.9%
Adient Global Holdings Ltd., 7.00%, 04/15/28(a)	4,440	4,544,828
American Axle & Manufacturing Inc.
5.00%, 10/01/29(b)	5,195	4,719,883
6.50%, 04/01/27(b)	4,436	4,441,545
6.88%, 07/01/28(b)	3,775	3,769,338
Clarios Global LP/Clarios U.S. Finance Co.
6.75%, 05/15/28(a)	6,670	6,818,576
6.75%, 02/15/30(a)(b)	7,780	8,011,688
8.50%, 05/15/27(a)(b)	14,249	14,342,240
Cooper-Standard Automotive Inc.
5.63%, 05/15/27, (5.63% PIK)(a)(b)(d)	2,745	2,363,973
13.50%, 03/31/27, (13.50% Cash)(a)(b)(d)	3,862	4,057,585
Dana Inc.
5.38%, 11/15/27	3,219	3,223,343
5.63%, 06/15/28	3,237	3,240,651
Dornoch Debt Merger Sub Inc., 6.63%, 10/15/29(a)(b)	5,487	4,357,159
Forvia SE, 8.00%, 06/15/30(a)(b)	3,770	3,916,087
Goodyear Tire & Rubber Co. (The)
4.88%, 03/15/27(b)	6,222	6,195,997
5.00%, 07/15/29(b)	6,922	6,714,340
6.63%, 07/15/30(b)	3,790	3,902,753
IHO Verwaltungs GmbH, 6.38%, 05/15/29, (6.38% Cash)(a)(d)	3,180	3,182,697
Phinia Inc., 6.75%, 04/15/29(a)	4,575	4,691,877
Real Hero Merger Sub 2 Inc., 6.25%, 02/01/29(a)(b)	4,779	3,285,563
Tenneco Inc., 8.00%, 11/17/28(a)	15,497	15,380,772
Titan International Inc., 7.00%, 04/30/28(b)	3,430	3,420,782

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® 0-5 Year High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Auto Parts & Equipment (continued)
ZF North America Capital Inc.
6.75%, 04/23/30(a)	$6,210	$5,914,714
6.88%, 04/14/28(a)(b)	4,710	4,691,626
7.13%, 04/14/30(a)(b)	4,555	4,412,656
		129,600,673
Banks — 0.2%
Freedom Mortgage Corp.
6.63%, 01/15/27(a)	4,608	4,608,951
7.63%, 05/01/26(a)	4,006	4,023,466
12.00%, 10/01/28(a)	5,550	5,935,031
Popular Inc., 7.25%, 03/13/28	2,965	3,102,131
		17,669,579
Beverages — 0.2%
Primo Water Holdings Inc./Triton Water Holdings Inc.
4.38%, 04/30/29(a)	6,503	6,261,422
6.25%, 04/01/29(a)	5,300	5,318,329
		11,579,751
Biotechnology — 0.0%
Emergent BioSolutions Inc., 3.88%, 08/15/28(a)(b)	3,995	3,098,122
Building Materials — 1.3%
AmeriTex HoldCo Intermediate LLC, 10.25%, 10/15/28(a)(b)	4,150	4,403,907
Boise Cascade Co., 4.88%, 07/01/30(a)(b)	2,995	2,908,618
Builders FirstSource Inc., 5.00%, 03/01/30(a)	4,480	4,385,750
Camelot Return Merger Sub Inc., 8.75%, 08/01/28(a)(b)	5,605	5,135,693
Cornerstone Building Brands Inc., 9.50%, 08/15/29(a)(b)	4,000	3,665,080
CP Atlas Buyer Inc.
9.75%, 07/15/30(a)(b)	3,860	3,890,533
12.75%, 01/15/31, (7.00 % in Cash and 5.75 % in PIK)(a)(d)	3,860	3,669,407
Griffon Corp., 5.75%, 03/01/28(b)	8,260	8,233,499
James Hardie International Finance DAC, 5.00%, 01/15/28(a)	430	426,502
Jeld-Wen Inc., 4.88%, 12/15/27(a)(b)	3,490	3,306,502
Louisiana-Pacific Corp., 3.63%, 03/15/29(a)	2,727	2,595,011
MIWD Holdco II LLC/MIWD Finance Corp., 5.50%, 02/01/30(a)(b)	4,045	3,853,267
New Enterprise Stone & Lime Co. Inc., 5.25%, 07/15/28(a)	4,965	4,921,397
Oscar AcquisitionCo LLC/Oscar Finance Inc., 9.50%, 04/15/30(a)(b)	4,840	3,680,155
Smyrna Ready Mix Concrete LLC, 6.00%, 11/01/28(a)	8,772	8,733,257
Standard Industries Inc./New York
4.38%, 07/15/30(a)	11,955	11,317,918
4.75%, 01/15/28(a)	8,450	8,341,584
5.00%, 02/15/27(a)	7,447	7,444,170
		90,912,250
Chemicals — 3.4%
ASP Unifrax Holdings Inc., 11.18%, 09/30/29, (10.43% Cash and 11.18% PIK)(a)(b)(d)	3,686	3,374,072
Axalta Coating Systems LLC, 3.38%, 02/15/29(a)(b)	5,882	5,503,523
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV, 4.75%, 06/15/27(a)	4,646	4,610,574
Celanese U.S. Holdings LLC
1.40%, 08/05/26	2,100	2,022,375
6.50%, 04/15/30(b)	5,870	5,921,245
6.67%, 07/15/27	5,254	5,383,661
6.83%, 07/15/29(b)	6,345	6,585,694
6.85%, 11/15/28(b)	8,120	8,459,732
Security	Par (000)	Value
Chemicals (continued)
Chemours Co. (The)
4.63%, 11/15/29(a)(b)	$4,972	$4,191,707
5.38%, 05/15/27(b)	3,802	3,721,207
5.75%, 11/15/28(a)(b)	6,160	5,673,360
CVR Partners LP/CVR Nitrogen Finance Corp., 6.13%, 06/15/28(a)	4,786	4,753,869
Element Solutions Inc., 3.88%, 09/01/28(a)	6,850	6,593,924
GPD Companies Inc., 12.50%, 12/31/29(a)	1,691	1,466,535
Herens Holdco SARL, 4.75%, 05/15/28(a)(b)	3,105	2,708,779
Huntsman International LLC, 4.50%, 05/01/29	5,855	5,562,607
Illuminate Buyer LLC/Illuminate Holdings IV Inc., 9.00%, 07/01/28(a)(b)	3,505	3,515,594
INEOS Finance PLC
6.75%, 05/15/28(a)	3,465	3,414,480
7.50%, 04/15/29(a)(b)	5,725	5,686,345
INEOS Quattro Finance 2 PLC, 9.63%, 03/15/29(a)(b)	2,325	2,358,875
Ingevity Corp., 3.88%, 11/01/28(a)(b)	4,780	4,542,139
Innophos Holdings Inc., 11.50%, 06/15/29(a)(b)	3,796	3,837,896
Mativ Holdings Inc., 8.00%, 10/01/29(a)(b)	3,360	3,031,258
Methanex Corp.
5.13%, 10/15/27(b)	5,996	5,960,998
5.25%, 12/15/29(b)	5,858	5,755,485
Minerals Technologies Inc., 5.00%, 07/01/28(a)	3,517	3,459,849
NOVA Chemicals Corp.
4.25%, 05/15/29(a)(b)	4,445	4,244,975
5.25%, 06/01/27(a)	8,875	8,820,419
8.50%, 11/15/28(a)	3,160	3,318,727
9.00%, 02/15/30(a)	5,005	5,377,986
Nufarm Australia Ltd./Nufarm Americas Inc., 5.00%, 01/27/30(a)	2,947	2,721,717
Olin Corp.
5.00%, 02/01/30(b)	4,250	4,069,162
5.63%, 08/01/29(b)	5,525	5,451,673
Olympus Water U.S. Holding Corp.
4.25%, 10/01/28(a)	6,705	6,384,386
6.25%, 10/01/29(a)(b)	3,430	3,284,225
9.75%, 11/15/28(a)	12,810	13,438,076
Rain Carbon Inc., 12.25%, 09/01/29(a)(b)	3,750	4,037,062
SCIH Salt Holdings Inc.
4.88%, 05/01/28(a)	9,370	9,098,457
6.63%, 05/01/29(a)	5,787	5,718,528
SCIL IV LLC/SCIL USA Holdings LLC, Class-H, 5.38%, 11/01/26(a)(b)	5,400	5,364,625
SK Invictus Intermediate II SARL, 5.00%, 10/30/29(a)	5,660	5,507,463
SNF Group SACA
3.13%, 03/15/27(a)	3,255	3,145,336
3.38%, 03/15/30(a)	2,985	2,747,385
Tronox Inc., 4.63%, 03/15/29(a)(b)	8,910	6,957,106
Vibrantz Technologies Inc., 9.00%, 02/15/30(a)(b)	6,105	3,907,200
WR Grace Holdings LLC
4.88%, 06/15/27(a)	6,359	6,323,421
5.63%, 08/15/29(a)	9,547	8,798,171
		236,811,883
Coal — 0.1%
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp., 8.63%, 06/15/29(a)	3,332	3,530,072
Coronado Finance Pty Ltd., 9.25%, 10/01/29(a)(b)	3,305	2,525,502
SunCoke Energy Inc., 4.88%, 06/30/29(a)	4,177	3,816,859
		9,872,433
Commercial Services — 5.5%
ADT Security Corp. (The), 4.13%, 08/01/29(a)(b)	8,377	8,018,716
Adtalem Global Education Inc., 5.50%, 03/01/28(a)(b)	3,250	3,212,911

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® 0-5 Year High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Services (continued)
Albion Financing 1 SARL / Aggreko Holdings Inc., 7.00%, 05/21/30(a)	$11,260	$11,597,800
Allied Universal Holdco LLC/Allied Universal Finance Corp.
6.00%, 06/01/29(a)(b)	8,085	7,872,769
6.88%, 06/15/30(a)	8,725	8,933,630
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL
4.63%, 06/01/28(a)(b)	9,613	9,324,610
4.63%, 06/01/28(a)	5,860	5,695,066
Alta Equipment Group Inc., 9.00%, 06/01/29(a)(b)	4,100	3,885,099
AMN Healthcare Inc.
4.00%, 04/15/29(a)(b)	2,970	2,723,679
4.63%, 10/01/27(a)	4,300	4,192,070
Avis Budget Car Rental LLC/Avis Budget Finance Inc.
4.75%, 04/01/28(a)(b)	4,037	3,875,932
5.38%, 03/01/29(a)(b)	4,872	4,658,850
5.75%, 07/15/27(a)	2,680	2,663,250
5.75%, 07/15/27(a)(b)	2,141	2,127,084
8.25%, 01/15/30(a)(b)	5,432	5,580,837
Belron U.K. Finance PLC, 5.75%, 10/15/29(a)	8,475	8,551,275
Block Inc., 2.75%, 06/01/26(b)	7,145	7,006,816
Brink's Co. (The)
4.63%, 10/15/27(a)	5,027	4,941,591
6.50%, 06/15/29(a)(b)	3,484	3,571,843
Carriage Services Inc., 4.25%, 05/15/29(a)	3,557	3,332,631
Champions Financing Inc., 8.75%, 02/15/29(a)(b)	5,190	4,794,408
Clarivate Science Holdings Corp.
3.88%, 07/01/28(a)	7,929	7,578,175
4.88%, 07/01/29(a)(b)	7,910	7,405,737
CoreCivic Inc., 8.25%, 04/15/29(b)	4,180	4,419,321
Dcli Bidco LLC, 7.75%, 11/15/29(a)(b)	4,187	4,272,489
Deluxe Corp.
8.00%, 06/01/29(a)(b)	4,185	4,017,223
8.13%, 09/15/29(a)	4,125	4,243,882
EquipmentShare.com Inc., 9.00%, 05/15/28(a)	8,525	8,984,985
Garda World Security Corp.
4.63%, 02/15/27(a)(b)	5,188	5,136,482
6.00%, 06/01/29(a)(b)	4,327	4,242,740
7.75%, 02/15/28(a)	3,390	3,490,489
GEO Group Inc. (The), 8.63%, 04/15/29	5,432	5,772,043
Graham Holdings Co., 5.75%, 06/01/26(a)(b)	3,040	3,039,113
Grand Canyon University, 5.13%, 10/01/28(b)	3,040	2,938,561
Herc Holdings Inc.
5.50%, 07/15/27(a)(b)	9,337	9,300,866
6.63%, 06/15/29(a)(b)	6,447	6,600,116
7.00%, 06/15/30(a)	12,220	12,601,875
Hertz Corp. (The)
4.63%, 12/01/26(a)(b)	3,801	3,430,403
5.00%, 12/01/29(a)(b)	7,470	5,271,698
12.63%, 07/15/29(a)(b)	10,310	10,727,864
Korn Ferry, 4.63%, 12/15/27(a)	3,042	3,000,558
Mavis Tire Express Services Topco Corp., 6.50%, 05/15/29(a)(b)	6,226	6,155,448
Mobius Merger Sub Inc., 9.00%, 06/01/30(a)	4,575	4,197,562
NESCO Holdings II Inc., 5.50%, 04/15/29(a)(b)	7,527	7,338,825
OT Midco Inc., 10.00%, 02/15/30(a)(b)	5,210	4,292,519
Prime Security Services Borrower LLC/Prime Finance Inc.
3.38%, 08/31/27(a)	8,638	8,334,893
5.75%, 04/15/26(a)(b)	2,272	2,281,940
6.25%, 01/15/28(a)(b)	10,415	10,415,000
PROG Holdings Inc., 6.00%, 11/15/29(a)(b)	4,737	4,571,205
Security	Par (000)	Value
Commercial Services (continued)
RR Donnelley & Sons Co.
9.50%, 08/01/29(a)	$8,909	$9,114,174
10.88%, 08/01/29(a)(b)	4,065	3,952,399
Service Corp. International/U.S.
4.63%, 12/15/27(b)	4,512	4,464,530
5.13%, 06/01/29(b)	6,287	6,235,669
Sotheby's, 7.38%, 10/15/27(a)(b)	6,505	6,423,687
StoneMor Inc., 8.50%, 05/15/29(a)(b)	3,105	2,956,629
TriNet Group Inc., 3.50%, 03/01/29(a)	4,377	4,066,152
United Rentals North America Inc.
3.88%, 11/15/27	6,460	6,290,425
4.00%, 07/15/30	6,100	5,782,003
4.88%, 01/15/28(b)	13,301	13,246,555
5.25%, 01/15/30(b)	4,845	4,831,285
5.50%, 05/15/27(b)	3,450	3,450,690
Upbound Group Inc., 6.38%, 02/15/29(a)	3,937	3,838,575
VM Consolidated Inc., 5.50%, 04/15/29(a)(b)	3,060	3,016,551
WASH Multifamily Acquisition Inc., 5.75%, 04/15/26(a)(b)	6,495	6,498,247
Williams Scotsman Inc.
4.63%, 08/15/28(a)(b)	4,040	3,973,457
6.63%, 06/15/29(a)	4,050	4,152,381
6.63%, 04/15/30(a)	4,170	4,298,154
ZipRecruiter Inc., 5.00%, 01/15/30(a)(b)	4,767	3,611,003
		380,825,445
Computers — 1.1%
Ahead DB Holdings LLC, 6.63%, 05/01/28(a)	3,292	3,302,071
ASGN Inc., 4.63%, 05/15/28(a)(b)	4,844	4,716,361
Conduent Business Services LLC/Conduent State & Local Solutions Inc., 6.00%, 11/01/29(a)	4,577	4,352,086
Crowdstrike Holdings Inc., 3.00%, 02/15/29(b)	5,787	5,417,901
Diebold Nixdorf Inc., 7.75%, 03/31/30(a)	7,095	7,520,420
McAfee Corp., 7.38%, 02/15/30(a)(b)	15,905	14,728,746
NCR Atleos Corp., 9.50%, 04/01/29(a)	10,042	10,848,373
NCR Voyix Corp.
5.00%, 10/01/28(a)(b)	5,815	5,716,029
5.13%, 04/15/29(a)	3,636	3,562,592
Science Applications International Corp., 4.88%, 04/01/28(a)(b)	3,485	3,428,610
Seagate Data Storage Technology Pte Ltd.
4.09%, 06/01/29(a)(b)	3,987	3,816,307
5.88%, 07/15/30(a)	1,200	1,212,682
8.25%, 12/15/29(a)	4,020	4,286,325
Virtusa Corp., 7.13%, 12/15/28(a)(b)	3,042	2,903,570
Western Digital Corp., 4.75%, 02/15/26	3,812	3,803,172
		79,615,245
Cosmetics & Personal Care — 0.3%
Edgewell Personal Care Co.
4.13%, 04/01/29(a)	4,550	4,308,532
5.50%, 06/01/28(a)(b)	6,589	6,551,113
Perrigo Finance Unlimited Co., 4.90%, 06/15/30	6,140	5,993,594
Prestige Brands Inc., 5.13%, 01/15/28(a)	3,455	3,423,551
		20,276,790
Distribution & Wholesale — 0.5%
American Builders & Contractors Supply Co. Inc.
3.88%, 11/15/29(a)	3,270	3,079,229
4.00%, 01/15/28(a)(b)	5,762	5,608,806
Dealer Tire LLC/DT Issuer LLC, 8.00%, 02/01/28(a)(b)	4,375	4,280,546
Gates Corp./DE, 6.88%, 07/01/29(a)	4,270	4,395,735
RB Global Holdings Inc., 6.75%, 03/15/28(a)	4,995	5,119,176
Velocity Vehicle Group LLC, 8.00%, 06/01/29(a)	4,185	4,230,969
Windsor Holdings III LLC, 8.50%, 06/15/30(a)	5,405	5,733,776
		32,448,237

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® 0-5 Year High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services — 5.2%
AG Issuer LLC, 6.25%, 03/01/28(a)	$4,005	$4,004,879
AG TTMT Escrow Issuer LLC, 8.63%, 09/30/27(a)	3,781	3,887,754
Ally Financial Inc., 5.75%, 11/20/25	7,473	7,484,281
Aretec Group Inc., 7.50%, 04/01/29(a)(b)	3,122	3,122,000
Armor Holdco Inc., 8.50%, 11/15/29(a)	2,870	2,760,848
Azorra Finance Ltd.
7.25%, 01/15/31(a)	1,860	1,899,748
7.75%, 04/15/30(a)	4,205	4,378,456
Bread Financial Holdings Inc., 9.75%, 03/15/29(a)(b)	6,690	7,175,025
Burford Capital Global Finance LLC
6.25%, 04/15/28(a)(b)	3,585	3,571,144
6.88%, 04/15/30(a)	2,650	2,643,448
Cobra AcquisitionCo LLC, 6.38%, 11/01/29(a)(b)	3,180	2,776,298
Coinbase Global Inc., 3.38%, 10/01/28(a)(b)	7,745	7,290,013
Credit Acceptance Corp.
6.63%, 03/15/30(a)(b)	4,350	4,391,543
9.25%, 12/15/28(a)(b)	4,835	5,112,024
Encore Capital Group Inc.
8.50%, 05/15/30(a)(b)	4,110	4,333,224
9.25%, 04/01/29(a)	4,015	4,238,460
Enova International Inc.
9.13%, 08/01/29(a)	4,342	4,542,693
11.25%, 12/15/28(a)(b)	2,935	3,141,090
Freedom Mortgage Holdings LLC, 9.25%, 02/01/29(a)	9,247	9,656,689
GGAM Finance Ltd.
5.88%, 03/15/30(a)	3,130	3,141,979
6.88%, 04/15/29(a)(b)	3,052	3,144,538
8.00%, 02/15/27(a)	5,290	5,451,239
8.00%, 06/15/28(a)	4,742	5,014,258
7.75%, 05/15/26(a)	3,070	3,092,782
Global Aircraft Leasing Co. Ltd., 8.75%, 09/01/27(a)(b)	8,977	9,272,972
goeasy Ltd.
7.63%, 07/01/29(a)(b)	5,270	5,433,417
9.25%, 12/01/28(a)	4,455	4,717,132
Series 144*, 6.88%, 05/15/30(a)(b)	3,030	3,044,677
GPS Hospitality Holding Co. LLC/GPS Finco Inc., 7.00%, 08/15/28(a)	2,971	1,736,550
Hightower Holding LLC, 9.13%, 01/31/30(a)(b)	3,375	3,590,021
Jane Street Group/JSG Finance Inc., 4.50%, 11/15/29(a)	4,575	4,380,107
Jefferies Finance LLC/JFIN Co-Issuer Corp., 5.00%, 08/15/28(a)	8,130	7,845,450
Jefferson Capital Holdings LLC
8.25%, 05/15/30(a)	4,220	4,397,324
9.50%, 02/15/29(a)(b)	3,520	3,713,600
LD Holdings Group LLC, 6.13%, 04/01/28(a)(b)	4,360	3,738,700
LFS Topco LLC, 8.75%, 07/15/30(a)	3,175	3,070,860
Midcap Financial Issuer Trust
5.63%, 01/15/30(a)(b)	3,080	2,891,982
6.50%, 05/01/28(a)	8,565	8,489,114
Nationstar Mortgage Holdings Inc.
5.00%, 02/01/26(a)(b)	3,742	3,732,645
5.50%, 08/15/28(a)	6,380	6,372,569
6.00%, 01/15/27(a)	4,959	4,965,328
6.50%, 08/01/29(a)	6,450	6,592,509
Navient Corp.
4.88%, 03/15/28	4,425	4,319,458
5.00%, 03/15/27(b)	6,059	5,986,353
5.50%, 03/15/29(b)	5,930	5,802,149
6.75%, 06/15/26	3,742	3,779,420
9.38%, 07/25/30	3,330	3,642,739
OneMain Finance Corp.
3.50%, 01/15/27	6,627	6,468,946
3.88%, 09/15/28	4,620	4,406,325
Security	Par (000)	Value
Diversified Financial Services (continued)
5.38%, 11/15/29(b)	$6,010	$5,889,800
6.13%, 05/15/30	2,260	2,262,825
6.63%, 01/15/28	6,807	6,971,997
6.63%, 05/15/29	7,265	7,419,381
7.13%, 03/15/26	4,061	4,112,444
7.88%, 03/15/30	5,455	5,742,026
9.00%, 01/15/29(b)	6,720	7,056,470
Osaic Holdings Inc., 10.75%, 08/01/27(a)(b)	2,438	2,438,219
Oxford Finance LLC/Oxford Finance Co-Issuer II Inc., 6.38%, 02/01/27(a)	2,863	2,860,179
PennyMac Financial Services Inc.
4.25%, 02/15/29(a)	5,010	4,804,137
7.88%, 12/15/29(a)	6,040	6,382,468
PHH Escrow Issuer LLC/PHH Corp., 9.88%, 11/01/29(a)	4,230	4,236,768
Phoenix Aviation Capital Ltd., 9.25%, 07/15/30(a)(b)	250	261,818
Planet Financial Group LLC, 10.50%, 12/15/29(a)	4,925	5,034,187
PRA Group Inc.
5.00%, 10/01/29(a)(b)	3,005	2,778,148
8.38%, 02/01/28(a)	3,705	3,791,401
8.88%, 01/31/30(a)(b)	4,207	4,365,479
Provident Funding Associates LP/PFG Finance Corp., 9.75%, 09/15/29(a)(b)	4,365	4,566,478
Rfna LP, 7.88%, 02/15/30(a)(b)	3,925	3,997,649
Rocket Companies Inc., 6.13%, 08/01/30(a)	3,495	3,542,789
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc.
2.88%, 10/15/26(a)	8,303	8,099,743
3.63%, 03/01/29(a)	5,840	5,511,500
SLM Corp.
3.13%, 11/02/26	3,369	3,292,861
6.50%, 01/31/30	3,920	4,070,405
TrueNoord Capital DAC, 8.75%, 03/01/30(a)(b)	3,105	3,221,822
United Wholesale Mortgage LLC
5.50%, 11/15/25(a)	6,016	6,012,596
5.50%, 04/15/29(a)(b)	5,800	5,676,750
5.75%, 06/15/27(a)(b)	4,381	4,383,191
UWM Holdings LLC, 6.63%, 02/01/30(a)(b)	6,430	6,428,939
		363,857,230
Electric — 2.3%
Atlantica Sustainable Infrastructure Ltd., 4.13%, 06/15/28(a)	3,450	3,333,730
Calpine Corp.
4.50%, 02/15/28(a)	9,662	9,555,087
4.63%, 02/01/29(a)	4,895	4,815,006
5.13%, 03/15/28(a)	10,855	10,795,949
Clearway Energy Operating LLC, 4.75%, 03/15/28(a)(b)	7,350	7,211,379
ContourGlobal Power Holdings SA, 6.75%, 02/28/30(a)	3,405	3,490,125
DPL Inc., 4.35%, 04/15/29	3,112	3,038,090
Leeward Renewable Energy Operations LLC, 4.25%, 07/01/29(a)	2,620	2,453,005
NRG Energy Inc.
3.38%, 02/15/29(a)(b)	4,082	3,832,465
5.25%, 06/15/29(a)	5,830	5,764,529
5.75%, 01/15/28	5,767	5,785,703
5.75%, 07/15/29(a)	6,291	6,281,596
Pattern Energy Operations LP/Pattern Energy Operations Inc., 4.50%, 08/15/28(a)	6,015	5,830,374
PG&E Corp.
5.00%, 07/01/28(b)	8,594	8,389,545
5.25%, 07/01/30(b)	7,960	7,601,800
Pike Corp., 5.50%, 09/01/28(a)	6,029	6,006,391
Talen Energy Supply LLC, 8.63%, 06/01/30(a)(b)	8,075	8,585,326
TransAlta Corp., 7.75%, 11/15/29	3,493	3,644,380

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® 0-5 Year High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Vistra Operations Co. LLC
4.38%, 05/01/29(a)	$10,208	$9,885,172
5.00%, 07/31/27(a)	10,113	10,057,480
5.50%, 09/01/26(a)(b)	7,337	7,333,541
5.63%, 02/15/27(a)	10,831	10,818,164
XPLR Infrastructure Operating Partners LP
3.88%, 10/15/26(a)(b)	3,715	3,630,976
4.50%, 09/15/27(a)(b)	4,255	4,131,842
7.25%, 01/15/29(a)(b)	6,100	6,224,601
		158,496,256
Electrical Components & Equipment — 0.4%
Energizer Holdings Inc.
4.38%, 03/31/29(a)(b)	6,990	6,628,016
4.75%, 06/15/28(a)	5,045	4,915,289
WESCO Distribution Inc.
6.38%, 03/15/29(a)	7,687	7,891,692
7.25%, 06/15/28(a)	9,790	9,920,207
Wolverine Escrow LLC, 0.00%, 01/31/33(c)(e)(f)	9,112	—
		29,355,204
Electronics — 0.6%
Coherent Corp., 5.00%, 12/15/29(a)(b)	8,327	8,150,051
Imola Merger Corp., 4.75%, 05/15/29(a)	16,405	15,903,151
Sensata Technologies BV, 4.00%, 04/15/29(a)(b)	7,978	7,593,700
Sensata Technologies Inc., 4.38%, 02/15/30(a)	3,555	3,397,548
TTM Technologies Inc., 4.00%, 03/01/29(a)(b)	4,475	4,264,586
		39,309,036
Energy - Alternate Sources — 0.2%
TerraForm Power Operating LLC
4.75%, 01/15/30(a)(b)	5,752	5,517,549
5.00%, 01/31/28(a)	5,916	5,833,184
		11,350,733
Engineering & Construction — 0.4%
Arcosa Inc., 4.38%, 04/15/29(a)	3,380	3,258,789
Dycom Industries Inc., 4.50%, 04/15/29(a)(b)	4,152	4,017,060
Fluor Corp., 4.25%, 09/15/28(b)	4,777	4,697,953
Global Infrastructure Solutions Inc., 5.63%, 06/01/29(a)	3,280	3,267,907
TopBuild Corp., 3.63%, 03/15/29(a)	3,407	3,207,179
Tutor Perini Corp., 11.88%, 04/30/29(a)(b)	3,195	3,589,039
Weekley Homes LLC/Weekley Finance Corp., 4.88%, 09/15/28(a)	3,580	3,456,737
		25,494,664
Entertainment — 3.2%
Affinity Interactive, 6.88%, 12/15/27(a)	4,380	2,413,468
Allwyn Entertainment Financing U.K. PLC, 7.88%, 04/30/29(a)	5,603	5,825,372
AMC Entertainment Holdings Inc., 7.50%, 02/15/29(a)(b)	6,925	5,867,527
Banijay Entertainment SASU, 8.13%, 05/01/29(a)	3,560	3,696,388
Boyne USA Inc., 4.75%, 05/15/29(a)	5,980	5,805,507
Brightstar Lottery PLC
5.25%, 01/15/29(a)	6,260	6,213,050
6.25%, 01/15/27(a)	5,910	5,964,608
Caesars Entertainment Inc.
4.63%, 10/15/29(a)(b)	10,187	9,626,715
7.00%, 02/15/30(a)	16,825	17,282,430
Churchill Downs Inc.
4.75%, 01/15/28(a)	6,085	6,001,331
5.50%, 04/01/27(a)(b)	5,290	5,282,814
5.75%, 04/01/30(a)	10,255	10,233,999
Cinemark USA Inc., 5.25%, 07/15/28(a)(b)	6,601	6,557,789
Great Canadian Gaming Corp./Raptor LLC, 8.75%, 11/15/29(a)(b)	4,690	4,565,715
Jacobs Entertainment Inc., 6.75%, 02/15/29(a)	4,158	4,052,309
Security	Par (000)	Value
Entertainment (continued)
Light & Wonder International Inc.
7.00%, 05/15/28(a)	$5,085	$5,095,398
7.25%, 11/15/29(a)	4,195	4,307,050
Live Nation Entertainment Inc.
3.75%, 01/15/28(a)(b)	4,230	4,108,147
4.75%, 10/15/27(a)(b)	7,967	7,848,371
6.50%, 05/15/27(a)	8,745	8,834,909
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.88%, 05/01/29(a)	6,452	6,219,071
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC, 8.25%, 04/15/30(a)	6,415	6,654,761
Motion Bondco DAC, 6.63%, 11/15/27(a)(b)	3,640	3,465,281
Odeon Finco PLC, 12.75%, 11/01/27(a)(b)	2,774	2,888,427
Penn Entertainment Inc.
4.13%, 07/01/29(a)(b)	3,362	3,109,024
5.63%, 01/15/27(a)(b)	3,536	3,519,581
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp., 5.63%, 09/01/29(a)	5,100	3,089,317
Resorts World Las Vegas LLC/RWLV Capital Inc.
4.63%, 04/16/29(a)(b)	7,710	6,866,357
8.45%, 07/27/30(a)	50	49,813
Scientific Games Holdings LP/Scientific Games U.S. FinCo Inc., 6.63%, 03/01/30(a)	6,925	6,674,305
SeaWorld Parks & Entertainment Inc., 5.25%, 08/15/29(a)(b)	6,332	6,168,027
Six Flags Entertainment Corp./Canada's Wonderland Co./Magnum Management Corp.
5.25%, 07/15/29(b)	4,447	4,324,019
5.38%, 04/15/27	4,570	4,558,575
Six Flags Entertainment Corp./DE, 5.50%, 04/15/27(a)(b)	4,587	4,575,269
Speedway Motorsports LLC/Speedway Funding II Inc., 4.88%, 11/01/27(a)	2,947	2,914,101
Universal Entertainment Corp., 9.88%, 08/01/29(a)(b)	3,110	3,036,471
Vail Resorts Inc., 5.63%, 07/15/30(a)	3,895	3,916,422
Warnermedia Holdings Inc.
3.76%, 03/15/27	4,289	4,192,497
4.05%, 03/15/29(b)	10,500	9,830,625
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.13%, 10/01/29(a)	6,407	6,361,132
		221,995,972
Environmental Control — 0.6%
Clean Harbors Inc., 4.88%, 07/15/27(a)(b)	4,410	4,376,396
Enviri Corp., 5.75%, 07/31/27(a)(b)	4,061	3,996,212
GFL Environmental Inc.
4.00%, 08/01/28(a)	6,290	6,095,860
4.38%, 08/15/29(a)(b)	4,385	4,231,982
4.75%, 06/15/29(a)	5,947	5,817,450
Madison IAQ LLC
4.13%, 06/30/28(a)	5,941	5,751,396
5.88%, 06/30/29(a)	8,515	8,287,953
Reworld Holding Corp., 4.88%, 12/01/29(a)	6,155	5,870,908
		44,428,157
Food — 2.3%
Albertsons Companies Inc./Safeway Inc./New Albertsons LP/Albertsons LLC
3.25%, 03/15/26(a)(b)	5,756	5,695,389
3.50%, 03/15/29(a)(b)	10,952	10,324,413
4.63%, 01/15/27(a)	11,224	11,131,402
4.88%, 02/15/30(a)	7,960	7,763,941
5.88%, 02/15/28(a)	6,530	6,523,914
6.50%, 02/15/28(a)(b)	6,305	6,406,637

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® 0-5 Year High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Food (continued)
B&G Foods Inc.
5.25%, 09/15/27(b)	$4,342	$3,858,596
8.00%, 09/15/28(a)(b)	6,470	6,049,450
C&S Group Enterprises LLC, 5.00%, 12/15/28(a)	3,592	3,214,840
Chobani Holdco II LLC, 8.75%, 10/01/29, (8.75% PIK)(a)(d)	4,657	4,988,792
Chobani LLC/Chobani Finance Corp. Inc.
4.63%, 11/15/28(a)(b)	3,685	3,616,335
7.63%, 07/01/29(a)(b)	4,375	4,551,172
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution Inc., 9.00%, 02/15/29(a)	8,530	8,895,191
Lamb Weston Holdings Inc.
4.13%, 01/31/30(a)	7,715	7,328,677
4.88%, 05/15/28(a)	4,390	4,335,125
Performance Food Group Inc.
4.25%, 08/01/29(a)	8,555	8,223,494
5.50%, 10/15/27(a)(b)	9,027	9,015,665
Post Holdings Inc.
4.63%, 04/15/30(a)(b)	10,960	10,469,555
5.50%, 12/15/29(a)	9,575	9,487,628
Simmons Foods Inc./Simmons Prepared Foods Inc./Simmons Pet Food Inc./Simmons Feed, 4.63%, 03/01/29(a)(b)	7,320	6,926,550
TreeHouse Foods Inc., 4.00%, 09/01/28(b)	4,286	3,959,158
U.S. Foods Inc.
4.63%, 06/01/30(a)(b)	3,410	3,285,503
4.75%, 02/15/29(a)	7,555	7,386,221
6.88%, 09/15/28(a)	4,370	4,491,792
United Natural Foods Inc., 6.75%, 10/15/28(a)(b)	4,400	4,356,000
		162,285,440
Food Service — 0.3%
Aramark Services Inc., 5.00%, 02/01/28(a)	9,797	9,709,905
TKC Holdings Inc.
6.88%, 05/15/28(a)	3,227	3,227,346
10.50%, 05/15/29(a)	4,980	5,114,611
		18,051,862
Forest Products & Paper — 0.2%
Domtar Corp., 6.75%, 10/01/28(a)	5,279	4,599,662
Magnera Corp., 4.75%, 11/15/29(a)(b)	4,202	3,709,409
Mercer International Inc.
5.13%, 02/01/29(b)	7,126	5,742,772
12.88%, 10/01/28(a)(b)	3,575	3,606,904
		17,658,747
Gas — 0.2%
AmeriGas Partners LP/AmeriGas Finance Corp.
5.75%, 05/20/27	4,182	4,158,163
9.38%, 06/01/28(a)(b)	4,052	4,170,622
9.50%, 06/01/30(a)	4,690	4,924,500
		13,253,285
Health Care - Products — 1.8%
Avantor Funding Inc.
3.88%, 11/01/29(a)(b)	6,835	6,445,087
4.63%, 07/15/28(a)	12,835	12,546,213
Bausch & Lomb Corp., 8.38%, 10/01/28(a)(b)	11,440	11,943,057
Embecta Corp., 5.00%, 02/15/30(a)(b)	4,450	4,025,218
Hologic Inc.
3.25%, 02/15/29(a)(b)	7,301	6,914,777
4.63%, 02/01/28(a)	3,787	3,733,571
Medline Borrower LP
3.88%, 04/01/29(a)	35,220	33,547,050
5.25%, 10/01/29(a)(b)	19,260	18,900,163
Medline Borrower LP/Medline Co-Issuer Inc., 6.25%, 04/01/29(a)(b)	12,540	12,789,428
Neogen Food Safety Corp., 8.63%, 07/20/30(a)(b)	2,335	2,358,350
Security	Par (000)	Value
Health Care - Products (continued)
Teleflex Inc.
4.25%, 06/01/28(a)	$4,382	$4,238,106
4.63%, 11/15/27	4,396	4,324,081
Varex Imaging Corp., 7.88%, 10/15/27(a)(b)	2,742	2,783,216
		124,548,317
Health Care - Services — 3.8%
Acadia Healthcare Co. Inc.
5.00%, 04/15/29(a)(b)	4,330	4,187,831
5.50%, 07/01/28(a)(b)	3,990	3,939,008
Charles River Laboratories International Inc.
3.75%, 03/15/29(a)(b)	4,550	4,274,725
4.25%, 05/01/28(a)	4,330	4,198,790
CHS/Community Health Systems Inc.
5.25%, 05/15/30(a)	11,060	9,684,858
5.63%, 03/15/27(a)	14,419	14,441,638
6.00%, 01/15/29(a)	5,090	4,839,146
6.13%, 04/01/30(a)	9,455	6,625,000
6.88%, 04/15/29(a)(b)	10,110	7,936,350
DaVita Inc., 4.63%, 06/01/30(a)	21,535	20,558,388
Encompass Health Corp.
4.50%, 02/01/28(b)	6,327	6,209,160
4.75%, 02/01/30	6,925	6,762,199
5.75%, 09/15/25(b)	997	997,337
Fortrea Holdings Inc., 7.50%, 07/01/30(a)(b)	3,990	3,639,498
HealthEquity Inc., 4.50%, 10/01/29(a)	5,270	5,078,257
Heartland Dental LLC/Heartland Dental Finance Corp., 10.50%, 04/30/28(a)	4,995	5,265,167
IQVIA Inc.
5.00%, 10/15/26(a)	7,631	7,611,007
5.00%, 05/15/27(a)	9,420	9,365,835
6.50%, 05/15/30(a)	4,335	4,471,292
Kedrion SpA, 6.50%, 09/01/29(a)(b)	6,815	6,619,069
LifePoint Health Inc., 5.38%, 01/15/29(a)(b)	4,417	4,150,694
Molina Healthcare Inc., 4.38%, 06/15/28(a)	6,909	6,597,473
MPH Acquisition Holdings LLC, 11.50%, 12/31/30, (6.50 % Cash and 5.00 % in PIK)(a)(b)(d)	1,799	1,782,139
Pediatrix Medical Group Inc., 5.38%, 02/15/30(a)(b)	3,560	3,489,836
Prime Healthcare Services Inc., 9.38%, 09/01/29(a)(b)	12,340	12,262,875
Radiology Partners Inc., 9.78%, 02/15/30, (6.78% PIK)(a)(b)(d)	5,265	5,219,982
RCN Corp., 11.63%, 04/15/23(c)	2,653	—
Team Health Holdings Inc., 8.38%, 06/30/28(a)	1,515	1,525,226
Tenet Healthcare Corp.
4.25%, 06/01/29	10,885	10,484,976
4.38%, 01/15/30	11,320	10,883,269
4.63%, 06/15/28(b)	5,155	5,067,932
5.13%, 11/01/27	11,731	11,690,180
6.13%, 10/01/28(b)	19,216	19,216,000
6.13%, 06/15/30(b)	12,670	12,777,442
6.25%, 02/01/27	10,529	10,546,574
U.S. Acute Care Solutions LLC, 9.75%, 05/15/29(a)(b)	8,053	8,222,889
US Renal Care Inc., 10.63%, 07/15/27(a)(b)	2,984	2,189,261
		262,811,303
Holding Companies - Diversified — 0.6%
Compass Group Diversified Holdings LLC, 5.25%, 04/15/29(a)(b)	8,300	7,705,659
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.38%, 02/01/29(b)	5,788	4,977,625
5.25%, 05/15/27(b)	11,505	11,207,327
6.25%, 05/15/26(b)	5,628	5,588,829
9.00%, 06/15/30	5,970	5,799,111
9.75%, 01/15/29(b)	5,325	5,392,549

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® 0-5 Year High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Holding Companies - Diversified (continued)
10.00%, 11/15/29(a)(b)	$3,765	$3,812,086
		44,483,186
Home Builders — 1.2%
Adams Homes Inc., 9.25%, 10/15/28(a)(b)	3,392	3,509,864
Ashton Woods USA LLC/Ashton Woods Finance Co.
4.63%, 08/01/29(a)	2,667	2,532,623
4.63%, 04/01/30(a)	3,050	2,867,079
Beazer Homes USA Inc., 5.88%, 10/15/27(b)	2,991	2,981,010
Brookfield Residential Properties Inc./Brookfield Residential U.S. LLC
4.88%, 02/15/30(a)(b)	4,135	3,762,076
5.00%, 06/15/29(a)	2,935	2,736,460
6.25%, 09/15/27(a)	5,318	5,304,705
Century Communities Inc.
3.88%, 08/15/29(a)	4,235	3,906,433
6.75%, 06/01/27	4,325	4,329,325
Empire Communities Corp.
7.00%, 12/15/25(a)(b)	3,500	3,491,469
9.75%, 05/01/29(a)(b)	3,675	3,747,891
K Hovnanian Enterprises Inc., 11.75%, 09/30/29(a)	3,570	3,859,056
KB Home, 7.25%, 07/15/30	2,540	2,613,660
LGI Homes Inc., 8.75%, 12/15/28(a)(b)	3,540	3,702,663
M/I Homes Inc., 4.95%, 02/01/28	3,360	3,327,659
Mattamy Group Corp.
4.63%, 03/01/30(a)	4,850	4,624,475
5.25%, 12/15/27(a)	4,302	4,273,397
Shea Homes LP/Shea Homes Funding Corp., 4.75%, 02/15/28	3,947	3,854,815
Taylor Morrison Communities Inc.
5.75%, 01/15/28(a)	3,965	3,995,957
5.88%, 06/15/27(a)	4,230	4,255,888
Thor Industries Inc., 4.00%, 10/15/29(a)(b)	4,397	4,125,257
Tri Pointe Homes Inc., 5.70%, 06/15/28	2,990	3,021,472
		80,823,234
Home Furnishings — 0.4%
FXI Holdings Inc.
12.25%, 11/15/26(a)	3,838	3,423,578
12.25%, 11/15/26(a)	5,922	5,300,190
Somnigroup International Inc., 4.00%, 04/15/29(a)(b)	6,811	6,470,450
Whirlpool Corp.
4.75%, 02/26/29(b)	5,094	4,976,860
6.13%, 06/15/30	5,595	5,576,227
		25,747,305
Household Products & Wares — 0.1%
ACCO Brands Corp., 4.25%, 03/15/29(a)(b)	5,050	4,475,461
Housewares — 0.5%
CD&R Smokey Buyer Inc./Radio Systems Corp., 9.50%, 10/15/29(a)(b)	6,370	5,294,448
Newell Brands Inc.
6.38%, 09/15/27(b)	3,961	4,002,155
6.38%, 05/15/30(b)	5,975	5,803,026
6.63%, 09/15/29(b)	4,190	4,176,383
8.50%, 06/01/28(a)	8,710	9,131,996
Scotts Miracle-Gro Co. (The), 4.50%, 10/15/29(b)	3,740	3,589,344
		31,997,352
Insurance — 1.8%
Acrisure LLC/Acrisure Finance Inc.
4.25%, 02/15/29(a)(b)	5,800	5,534,537
6.00%, 08/01/29(a)	4,115	4,004,389
8.25%, 02/01/29(a)(b)	7,660	7,924,084
8.50%, 06/15/29(a)	4,060	4,237,696
Security	Par (000)	Value
Insurance (continued)
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
4.25%, 10/15/27(a)	$6,060	$5,931,225
5.88%, 11/01/29(a)	3,637	3,578,856
6.75%, 10/15/27(a)	9,935	9,975,435
6.75%, 04/15/28(a)	10,445	10,575,563
AmWINS Group Inc.
4.88%, 06/30/29(a)	6,305	6,117,931
6.38%, 02/15/29(a)	6,204	6,318,154
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Inves, 7.88%, 11/01/29(a)(b)	6,120	6,295,868
AssuredPartners Inc., 5.63%, 01/15/29(a)	4,785	4,776,053
BroadStreet Partners Inc., 5.88%, 04/15/29(a)	6,020	5,976,164
Constellation Insurance Inc., 6.80%, 01/24/30(a)	1,705	1,681,433
HUB International Ltd.
5.63%, 12/01/29(a)(b)	4,480	4,453,416
7.25%, 06/15/30(a)	24,960	26,014,265
Jones Deslauriers Insurance Management Inc., 8.50%, 03/15/30(a)	5,130	5,412,150
Nassau Companies of New York (The), 7.88%, 07/15/30(a)(b)	3,135	3,165,562
Ryan Specialty LLC, 4.38%, 02/01/30(a)	3,250	3,116,813
		125,089,594
Internet — 2.0%
Acuris Finance U.S. Inc./Acuris Finance SARL
5.00%, 05/01/28(a)	2,690	2,589,296
9.00%, 08/01/29(a)	4,005	4,089,324
ANGI Group LLC, 3.88%, 08/15/28(a)(b)	4,422	4,115,272
Arches Buyer Inc.
4.25%, 06/01/28(a)	7,617	7,329,480
6.13%, 12/01/28(a)	4,085	3,849,347
Cablevision Lightpath LLC
3.88%, 09/15/27(a)(b)	3,871	3,826,670
5.63%, 09/15/28(a)	3,355	3,340,449
Cars.com Inc., 6.38%, 11/01/28(a)(b)	3,082	3,070,442
Cogent Communications Group Inc./Cogent Communications Finance Inc., 7.00%, 06/15/27(a)	3,361	3,365,201
Gen Digital Inc., 6.75%, 09/30/27(a)	6,900	7,019,853
Getty Images Inc., 11.25%, 02/21/30(a)(b)	4,250	4,069,375
Go Daddy Operating Co. LLC/GD Finance Co. Inc.
3.50%, 03/01/29(a)(b)	6,860	6,430,194
5.25%, 12/01/27(a)(b)	5,105	5,085,287
GrubHub Holdings Inc., 5.50%, 07/01/27(a)(b)	4,455	4,367,892
ION Trading Technologies SARL
5.75%, 05/15/28(a)	3,510	3,396,675
9.50%, 05/30/29(a)	6,245	6,512,668
Match Group Holdings II LLC
4.63%, 06/01/28(a)	4,384	4,284,463
5.00%, 12/15/27(a)	4,035	4,004,217
5.63%, 02/15/29(a)(b)	3,192	3,184,020
Millennium Escrow Corp., 6.63%, 08/01/26(a)(b)	5,679	5,369,039
Newfold Digital Holdings Group Inc.
6.00%, 02/15/29(a)	5,489	3,308,220
11.75%, 10/15/28(a)	4,040	2,920,920
Rakuten Group Inc.
9.75%, 04/15/29(a)	15,865	17,457,827
11.25%, 02/15/27(a)	15,175	16,461,992
Shutterfly Finance LLC, 8.50%, 10/01/27, (4.25% Cash and 4.25% PIK )(a)(b)(d)	4,937	4,595,885
Wayfair LLC, 7.25%, 10/31/29(a)(b)	6,927	7,054,818
		141,098,826
Iron & Steel — 1.0%
Algoma Steel Inc., 9.13%, 04/15/29(a)	2,982	2,706,702
ATI Inc., 5.88%, 12/01/27(b)	2,805	2,800,914

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® 0-5 Year High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Iron & Steel (continued)
Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, 07/15/26(a)	$4,141	$3,901,045
Big River Steel LLC/BRS Finance Corp., 6.63%, 01/31/29(a)	4,355	4,355,092
Carpenter Technology Corp., 6.38%, 07/15/28(b)	2,842	2,841,112
Cleveland-Cliffs Inc.
4.63%, 03/01/29(a)(b)	2,705	2,542,698
5.88%, 06/01/27(b)	4,761	4,766,951
6.75%, 04/15/30(a)(b)	5,945	5,922,706
6.88%, 11/01/29(a)(b)	7,155	7,158,247
Infrabuild Australia Pty. Ltd., 14.50%, 11/15/28(a)(b)	2,600	2,820,423
Mineral Resources Ltd.
8.00%, 11/01/27(a)(b)	4,647	4,716,101
8.13%, 05/01/27(a)(b)	5,095	5,112,934
8.50%, 05/01/30(a)(b)	4,990	5,109,121
9.25%, 10/01/28(a)(b)	8,415	8,804,194
TMS International Corp./DE, 6.25%, 04/15/29(a)(b)	2,792	2,657,026
U.S. Steel Corp., 6.88%, 03/01/29(b)	3,170	3,193,288
		69,408,554
Leisure Time — 1.0%
Acushnet Co., 7.38%, 10/15/28(a)(b)	2,995	3,119,461
Lindblad Expeditions LLC, 6.75%, 02/15/27(a)	3,037	3,042,252
MajorDrive Holdings IV LLC, 6.38%, 06/01/29(a)(b)	4,555	3,756,317
NCL Corp. Ltd.
5.88%, 02/15/27(a)	8,007	8,021,012
7.75%, 02/15/29(a)(b)	4,510	4,786,717
8.13%, 01/15/29(a)	6,430	6,759,777
NCL Finance Ltd., 6.13%, 03/15/28(a)(b)	3,990	4,045,675
Sabre GLBL Inc.
8.63%, 06/01/27(a)(b)	2,060	2,092,754
10.75%, 11/15/29(a)(b)	6,318	6,510,699
11.13%, 07/15/30(a)(b)	9,250	9,761,617
Viking Cruises Ltd.
5.88%, 09/15/27(a)(b)	7,206	7,197,484
7.00%, 02/15/29(a)	3,565	3,591,938
Viking Ocean Cruises Ship VII Ltd., 5.63%, 02/15/29(a)	3,126	3,115,296
VOC Escrow Ltd., 5.00%, 02/15/28(a)	5,895	5,842,374
		71,643,373
Lodging — 2.8%
Boyd Gaming Corp., 4.75%, 12/01/27(b)	8,549	8,476,761
Full House Resorts Inc., 8.25%, 02/15/28(a)(b)	3,970	3,841,784
Genting New York LLC/GENNY Capital Inc., 7.25%, 10/01/29(a)	4,888	5,038,893
Hilton Domestic Operating Co. Inc.
3.75%, 05/01/29(a)	6,920	6,592,650
4.88%, 01/15/30(b)	5,760	5,693,760
5.75%, 05/01/28(a)(b)	3,640	3,642,543
5.88%, 04/01/29(a)(b)	4,695	4,768,045
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc, 5.00%, 06/01/29(a)	7,295	6,981,903
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, 04/01/27	4,650	4,645,809
Marriott Ownership Resorts Inc., 4.50%, 06/15/29(a)(b)	4,380	4,185,056
Melco Resorts Finance Ltd.
5.25%, 04/26/26(a)(b)	3,717	3,706,269
5.38%, 12/04/29(a)(b)	9,375	8,932,462
5.63%, 07/17/27(a)(b)	4,606	4,596,704
5.75%, 07/21/28(a)	6,680	6,563,617
MGM China Holdings Ltd.
4.75%, 02/01/27(a)(b)	6,141	6,090,132
5.88%, 05/15/26(a)(b)	5,710	5,711,245
Security	Par (000)	Value
Lodging (continued)
MGM Resorts International
4.63%, 09/01/26	$2,897	$2,886,136
4.75%, 10/15/28(b)	6,015	5,935,853
5.50%, 04/15/27	5,777	5,797,970
6.13%, 09/15/29(b)	6,852	6,935,223
Station Casinos LLC, 4.50%, 02/15/28(a)	5,926	5,792,665
Studio City Co. Ltd., 7.00%, 02/15/27(a)(b)	2,599	2,617,866
Studio City Finance Ltd.
5.00%, 01/15/29(a)(b)	8,586	8,049,375
6.50%, 01/15/28(a)	3,963	3,923,370
Travel & Leisure Co.
4.50%, 12/01/29(a)(b)	5,309	5,084,504
4.63%, 03/01/30(a)	2,765	2,653,196
6.00%, 04/01/27	3,519	3,542,648
6.60%, 10/01/25	2,756	2,762,120
6.63%, 07/31/26(a)	5,016	5,049,808
Wyndham Hotels & Resorts Inc., 4.38%, 08/15/28(a)(b)	4,419	4,298,997
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 05/15/27(a)	7,602	7,577,293
Wynn Macau Ltd.
5.13%, 12/15/29(a)(b)	7,840	7,541,998
5.50%, 01/15/26(a)	7,600	7,588,773
5.50%, 10/01/27(a)(b)	6,021	5,999,486
5.63%, 08/26/28(a)(b)	11,170	11,048,247
		194,553,161
Machinery — 1.0%
ATS Corp., 4.13%, 12/15/28(a)	2,727	2,597,468
BWX Technologies Inc.
4.13%, 06/30/28(a)	3,170	3,069,605
4.13%, 04/15/29(a)	3,206	3,077,760
Chart Industries Inc., 7.50%, 01/01/30(a)	8,805	9,223,237
Esab Corp., 6.25%, 04/15/29(a)	5,867	5,998,617
GrafTech Finance Inc., 4.63%, 12/23/29(a)	150	107,824
GrafTech Global Enterprises Inc., 9.88%, 12/23/29(a)(b)	3,425	3,028,732
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC, 9.00%, 02/15/29(a)(b)	8,090	8,339,324
Maxim Crane Works Holdings Capital LLC, 11.50%, 09/01/28(a)(b)	4,220	4,481,239
Mueller Water Products Inc., 4.00%, 06/15/29(a)(b)	3,632	3,475,433
SPX FLOW Inc., 8.75%, 04/01/30(a)(b)	3,940	4,080,208
Terex Corp., 5.00%, 05/15/29(a)	4,895	4,778,744
TK Elevator U.S. Newco Inc., 5.25%, 07/15/27(a)	13,314	13,253,931
Vertiv Group Corp., 4.13%, 11/15/28(a)(b)	6,970	6,778,749
		72,290,871
Manufacturing — 0.5%
Amsted Industries Inc., 4.63%, 05/15/30(a)	2,670	2,555,913
Axon Enterprise Inc., 6.13%, 03/15/30(a)(b)	7,570	7,748,273
Calderys Financing LLC, 11.25%, 06/01/28(a)	3,785	4,000,821
Hillenbrand Inc., 6.25%, 02/15/29(b)	4,137	4,193,884
LSB Industries Inc., 6.25%, 10/15/28(a)	4,161	4,088,874
Maxam Prill Sarl, 7.75%, 07/15/30(a)(b)	4,035	3,949,256
Trinity Industries Inc., 7.75%, 07/15/28(a)	5,075	5,283,582
		31,820,603
Media — 7.7%
AMC Networks Inc.
4.25%, 02/15/29(b)	176	140,800
10.25%, 01/15/29(a)	7,574	7,773,179
CCO Holdings LLC/CCO Holdings Capital Corp.
4.75%, 03/01/30(a)	22,510	21,389,902
5.00%, 02/01/28(a)	20,252	19,870,047
5.13%, 05/01/27(a)	26,146	25,917,222
5.38%, 06/01/29(a)	11,790	11,568,937
5.50%, 05/01/26(a)(b)	5,470	5,455,231

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® 0-5 Year High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Media (continued)
6.38%, 09/01/29(a)(b)	$12,037	$12,142,620
CSC Holdings LLC
5.38%, 02/01/28(a)	7,730	7,105,513
5.50%, 04/15/27(a)	10,550	10,193,937
6.50%, 02/01/29(a)	13,819	10,953,970
7.50%, 04/01/28(a)	8,445	6,812,098
11.25%, 05/15/28(a)	7,925	7,969,024
11.75%, 01/31/29(a)	16,660	15,610,558
Directv Financing LLC, 8.88%, 02/01/30(a)(b)	6,405	6,242,954
Directv Financing LLC/Directv Financing Co-Obligor Inc., 5.88%, 08/15/27(a)	30,605	30,448,302
Discovery Communications LLC
3.63%, 05/15/30(b)	7,385	6,527,669
3.95%, 03/20/28	10,325	9,937,813
4.13%, 05/15/29	5,375	4,998,750
DISH DBS Corp.
5.25%, 12/01/26(a)	20,238	19,023,720
5.75%, 12/01/28(a)	19,450	17,359,125
7.38%, 07/01/28	7,670	5,939,456
7.75%, 07/01/26	15,350	13,656,442
5.13%, 06/01/29	11,755	8,728,088
DISH Network Corp., 11.75%, 11/15/27(a)	26,185	27,285,032
EW Scripps Co. (The), 9.88%, 08/15/30(a)	2,230	2,219,742
Gray Television Inc., 10.50%, 07/15/29(a)(b)	10,095	10,915,219
iHeartCommunications Inc., 9.13%, 05/01/29(a)	6,047	5,063,130
LCPR Senior Secured Financing DAC, 6.75%, 10/15/27(a)	9,025	6,926,688
McGraw-Hill Education Inc.
5.75%, 08/01/28(a)(b)	7,717	7,694,674
8.00%, 08/01/29(a)	5,255	5,340,394
Nexstar Media Inc.
4.75%, 11/01/28(a)(b)	8,501	8,256,171
5.63%, 07/15/27(a)(b)	14,565	14,535,870
Radiate Holdco LLC / Radiate Finance Inc., 9.25%, 03/25/30(a)(b)(d)	6,038	4,226,775
Scripps Escrow II Inc., 3.88%, 01/15/29(a)(b)	4,645	4,122,438
Scripps Escrow Inc., 5.88%, 07/15/27(a)	3,555	3,557,577
Sinclair Television Group Inc., 5.50%, 03/01/30(a)(b)	4,260	3,535,800
Sirius XM Radio Inc.
3.13%, 09/01/26(a)	7,455	7,277,198
4.00%, 07/15/28(a)	16,752	15,951,234
4.13%, 07/01/30(a)(b)	10,385	9,462,293
5.00%, 08/01/27(a)	12,750	12,590,625
5.50%, 07/01/29(a)(b)	10,397	10,257,969
TEGNA Inc.
4.63%, 03/15/28(b)	8,582	8,371,913
4.75%, 03/15/26(a)	2,350	2,344,125
5.00%, 09/15/29(b)	9,412	9,047,285
Telenet Finance Luxembourg Notes SARL, 5.50%, 03/01/28(a)	7,800	7,700,940
Univision Communications Inc.
4.50%, 05/01/29(a)(b)	8,310	7,692,030
7.38%, 06/30/30(a)(b)	7,145	7,108,370
8.00%, 08/15/28(a)	12,195	12,530,737
Virgin Media Finance PLC, 5.00%, 07/15/30(a)	6,985	6,293,136
Virgin Media Secured Finance PLC, 5.50%, 05/15/29(a)	12,035	11,751,139
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 07/15/28(a)	4,535	4,396,121
Ziggo Bond Co. BV, 5.13%, 02/28/30(a)(b)	4,310	3,759,451
Ziggo BV, 4.88%, 01/15/30(a)	8,410	7,769,171
		533,748,604
Metal Fabricate & Hardware — 0.2%
Advanced Drainage Systems Inc.
5.00%, 09/30/27(a)	3,067	3,037,940
6.38%, 06/15/30(a)	3,490	3,543,670
Park-Ohio Industries Inc., 8.50%, 08/01/30(a)	2,500	2,434,558
Security	Par (000)	Value
Metal Fabricate & Hardware (continued)
Roller Bearing Co of America Inc., 4.38%, 10/15/29(a)(b)	$4,105	$3,942,070
		12,958,238
Mining — 1.0%
Alcoa Nederland Holding BV, 4.13%, 03/31/29(a)(b)	4,021	3,828,990
Alumina Pty. Ltd., 6.13%, 03/15/30(a)	4,050	4,105,080
Compass Minerals International Inc.
6.75%, 12/01/27(a)	1,199	1,200,092
8.00%, 07/01/30(a)(b)	4,595	4,761,569
Constellium SE, 3.75%, 04/15/29(a)(b)	4,205	3,945,089
Fortescue Treasury Pty. Ltd.
4.50%, 09/15/27(a)	5,143	5,071,718
5.88%, 04/15/30(a)	5,710	5,781,375
Hecla Mining Co., 7.25%, 02/15/28	3,455	3,491,130
JW Aluminum Continuous Cast Co., 10.25%, 04/01/30(a)(b)	2,655	2,748,132
Kaiser Aluminum Corp., 4.63%, 03/01/28(a)(b)	4,340	4,236,136
Novelis Corp.
3.25%, 11/15/26(a)	5,654	5,562,122
4.75%, 01/30/30(a)(b)	12,365	11,846,041
6.88%, 01/30/30(a)(b)	5,455	5,614,831
Perenti Finance Pty Ltd., 7.50%, 04/26/29(a)	2,935	3,032,794
Taseko Mines Ltd., 8.25%, 05/01/30(a)(b)	3,655	3,814,906
		69,040,005
Office & Business Equipment — 0.2%
Pitney Bowes Inc.
6.88%, 03/15/27(a)	2,861	2,861,000
7.25%, 03/15/29(a)	3,155	3,170,065
Xerox Holdings Corp.
5.00%, 08/15/25(a)	2,342	2,339,205
5.50%, 08/15/28(a)(b)	6,335	4,205,807
8.88%, 11/30/29(a)	100	65,525
		12,641,602
Office Furnishings — 0.0%
Steelcase Inc., 5.13%, 01/18/29	3,670	3,628,029
Oil & Gas — 5.3%
Aethon United BR LP/Aethon United Finance Corp., 7.50%, 10/01/29(a)	8,637	9,054,882
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 5.88%, 06/30/29(a)	3,375	3,362,344
Baytex Energy Corp., 8.50%, 04/30/30(a)(b)	6,530	6,639,872
California Resources Corp., 8.25%, 06/15/29(a)(b)	7,647	7,836,550
Calumet Specialty Products Partners LP/Calumet Finance Corp., 11.00%, 04/15/26(a)(b)	1,670	1,659,768
CITGO Petroleum Corp.
6.38%, 06/15/26(a)(b)	4,732	4,723,128
8.38%, 01/15/29(a)	7,635	7,941,058
Civitas Resources Inc.
5.00%, 10/15/26(a)	2,810	2,780,186
8.38%, 07/01/28(a)	11,592	11,930,834
CNX Resources Corp., 6.00%, 01/15/29(a)(b)	4,405	4,403,308
Comstock Resources Inc.
5.88%, 01/15/30(a)	7,875	7,416,773
6.75%, 03/01/29(a)	13,160	12,948,639
CVR Energy Inc.
5.75%, 02/15/28(a)	3,415	3,286,357
8.50%, 01/15/29(a)(b)	4,688	4,605,960
Encino Acquisition Partners Holdings LLC, 8.50%, 05/01/28(a)	5,350	5,464,623
Energean PLC, 6.50%, 04/30/27(a)(b)	3,200	3,151,071
Energian Israel Finance Ltd.
4.88%, 03/30/26(a)	4,495	4,440,653
5.38%, 03/30/28(a)	4,991	4,806,556
EnQuest PLC, 11.63%, 11/01/27(a)(b)	3,530	3,624,145

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® 0-5 Year High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
Gulfport Energy Operating Corp., 6.75%, 09/01/29(a)(b)	$5,615	$5,709,126
Hilcorp Energy I LP/Hilcorp Finance Co.
5.75%, 02/01/29(a)	4,670	4,578,238
6.00%, 04/15/30(a)	3,880	3,802,400
6.25%, 11/01/28(a)	4,547	4,556,110
Ithaca Energy North Sea PLC, 8.13%, 10/15/29(a)	5,708	5,894,337
Kimmeridge Texas Gas LLC, 8.50%, 02/15/30(a)(b)	4,210	4,318,664
Kraken Oil & Gas Partners LLC, 7.63%, 08/15/29(a)(b)	4,307	4,215,476
Leviathan Bond Ltd.
6.50%, 06/30/27(a)	4,287	4,265,482
6.75%, 06/30/30(a)	3,875	3,832,049
Matador Resources Co., 6.88%, 04/15/28(a)	4,370	4,443,154
MEG Energy Corp., 5.88%, 02/01/29(a)(b)	5,205	5,209,035
Nabors Industries Inc.
7.38%, 05/15/27(a)	5,392	5,444,302
9.13%, 01/31/30(a)(b)	5,332	5,278,733
Nabors Industries Ltd., 7.50%, 01/15/28(a)(b)	3,070	2,833,364
Noble Finance II LLC, 8.00%, 04/15/30(a)	11,335	11,528,242
Northern Oil & Gas Inc., 8.13%, 03/01/28(a)(b)	5,405	5,459,050
Parkland Corp.
4.50%, 10/01/29(a)	5,710	5,495,047
4.63%, 05/01/30(a)	5,870	5,627,007
5.88%, 07/15/27(a)	4,397	4,400,628
PBF Holding Co. LLC/PBF Finance Corp.
6.00%, 02/15/28(b)	6,675	6,413,811
9.88%, 03/15/30(a)(b)	6,730	6,655,140
Permian Resources Operating LLC
5.88%, 07/01/29(a)	6,210	6,215,285
8.00%, 04/15/27(a)	3,951	4,031,916
Precision Drilling Corp., 6.88%, 01/15/29(a)	3,550	3,546,607
Puma International Financing SA, 7.75%, 04/25/29(a)(b)	3,735	3,863,993
Range Resources Corp.
4.75%, 02/15/30(a)(b)	4,420	4,296,823
8.25%, 01/15/29	4,300	4,411,662
Saturn Oil & Gas Inc., 9.63%, 06/15/29(a)(b)	5,090	5,051,825
Sitio Royalties Operating Partnership LP/Sitio Finance Corp., 7.88%, 11/01/28(a)	5,020	5,236,487
SM Energy Co.
6.50%, 07/15/28(b)	3,210	3,228,338
6.63%, 01/15/27	3,617	3,613,368
6.75%, 09/15/26(b)	3,296	3,304,108
6.75%, 08/01/29(a)(b)	6,412	6,406,399
Strathcona Resources Ltd., 6.88%, 08/01/26(a)(b)	3,995	3,999,961
Sunoco LP, 7.00%, 05/01/29(a)	6,370	6,602,734
Sunoco LP/Sunoco Finance Corp.
4.50%, 05/15/29	5,992	5,809,744
4.50%, 04/30/30	5,845	5,608,102
5.88%, 03/15/28	3,110	3,113,283
6.00%, 04/15/27	4,680	4,682,429
7.00%, 09/15/28(a)	4,350	4,472,767
Talos Production Inc., 9.00%, 02/01/29(a)(b)	5,379	5,522,240
Teine Energy Ltd., 6.88%, 04/15/29(a)	3,002	2,960,243
TGNR Intermediate Holdings LLC, 5.50%, 10/15/29(a)(b)	5,847	5,689,480
Transocean Inc.
8.00%, 02/01/27(a)(b)	4,757	4,721,323
8.25%, 05/15/29(a)	7,540	7,121,224
8.75%, 02/15/30(a)	6,976	7,229,229
Transocean Titan Financing Ltd., 8.38%, 02/01/28(a)	3,289	3,370,369
Valaris Ltd., 8.38%, 04/30/30(a)(b)	8,760	9,053,134
Vermilion Energy Inc., 6.88%, 05/01/30(a)(b)	3,020	2,930,411
Security	Par (000)	Value
Oil & Gas (continued)
Viper Energy Inc., 5.38%, 11/01/27(a)	$3,713	$3,710,958
W&T Offshore Inc., 10.75%, 02/01/29(a)(b)	2,727	2,491,450
Wildfire Intermediate Holdings LLC, 7.50%, 10/15/29(a)(b)	5,182	5,166,344
		367,498,338
Oil & Gas Services — 0.9%
Archrock Partners LP/Archrock Partners Finance Corp., 6.25%, 04/01/28(a)	6,145	6,151,944
Aris Water Holdings LLC, 7.25%, 04/01/30(a)(b)	4,145	4,253,806
Bristow Group Inc., 6.88%, 03/01/28(a)	3,188	3,201,798
Enerflex Ltd., 9.00%, 10/15/27(a)	4,230	4,350,445
Kodiak Gas Services LLC, 7.25%, 02/15/29(a)(b)	6,470	6,645,268
TGS ASA, 8.50%, 01/15/30(a)	4,028	4,119,759
Tidewater Inc., 9.13%, 07/15/30(a)(b)	5,115	5,362,822
USA Compression Partners LP/USA Compression Finance Corp.
6.88%, 09/01/27	6,631	6,628,692
7.13%, 03/15/29(a)	8,525	8,718,136
Weatherford International Ltd., 8.63%, 04/30/30(a)	10,880	11,175,874
		60,608,544
Packaging & Containers — 2.6%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
3.25%, 09/01/28(a)(b)	4,965	4,680,803
4.00%, 09/01/29(a)(b)	7,980	7,256,813
6.00%, 06/15/27(a)	4,415	4,418,128
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
4.13%, 08/15/26(a)	9,929	9,804,888
5.25%, 08/15/27(a)	4,464	2,219,059
Ball Corp.
6.00%, 06/15/29	8,105	8,258,488
6.88%, 03/15/28	5,755	5,869,294
Cascades Inc./Cascades USA Inc., 5.38%, 01/15/28(a)(b)	3,960	3,864,366
Cascades Inc/Cascades USA Inc., 6.75%, 07/15/30(a)	2,875	2,869,911
Clydesdale Acquisition Holdings Inc.
6.63%, 04/15/29(a)(b)	3,755	3,799,609
6.88%, 01/15/30(a)(b)	3,590	3,673,824
8.75%, 04/15/30(a)(b)	8,555	8,726,100
Crown Americas LLC, 5.25%, 04/01/30(b)	4,105	4,150,269
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 09/30/26	3,220	3,187,397
Graham Packaging Co. Inc., 7.13%, 08/15/28(a)	4,470	4,466,469
Graphic Packaging International LLC
3.50%, 03/15/28(a)(b)	3,947	3,764,096
3.50%, 03/01/29(a)(b)	2,940	2,763,532
3.75%, 02/01/30(a)	3,385	3,163,161
Iris Holdings Inc., 10.00%, 12/15/28(a)(b)	3,355	3,126,395
LABL Inc.
5.88%, 11/01/28(a)(b)	3,879	3,407,448
8.25%, 11/01/29(a)(b)	3,792	3,015,691
10.50%, 07/15/27(a)(b)	5,476	5,161,130
Mauser Packaging Solutions Holding Co.
7.88%, 04/15/27(a)	19,560	19,739,756
9.25%, 04/15/27(a)	11,378	11,261,148
OI European Group BV, 4.75%, 02/15/30(a)(b)	3,190	3,025,237
Owens-Brockway Glass Container Inc., 6.63%, 05/13/27(a)	5,119	5,124,206
Sealed Air Corp.
4.00%, 12/01/27(a)	3,604	3,499,790
5.00%, 04/15/29(a)(b)	3,437	3,389,800
Sealed Air Corp./Sealed Air Corp. U.S., 6.13%, 02/01/28(a)(b)	6,783	6,845,675
Silgan Holdings Inc., 4.13%, 02/01/28(b)	4,655	4,529,969

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® 0-5 Year High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Packaging & Containers (continued)
Toucan FinCo Ltd/Toucan FinCo Can Inc/Toucan FinCo U.S. LLC, 9.50%, 05/15/30(a)	$7,990	$8,171,979
Trident TPI Holdings Inc., 12.75%, 12/31/28(a)	5,275	5,644,553
TriMas Corp., 4.13%, 04/15/29(a)	3,203	3,070,313
Trivium Packaging Finance BV, 8.25%, 07/15/30(a)(b)	4,600	4,839,775
		180,789,072
Pharmaceuticals — 2.5%
180 Medical Inc., 3.88%, 10/15/29(a)	3,405	3,222,541
AdaptHealth LLC
4.63%, 08/01/29(a)(b)	4,302	4,030,932
5.13%, 03/01/30(a)(b)	5,055	4,749,827
6.13%, 08/01/28(a)	3,200	3,184,105
Bausch Health Americas Inc.
8.50%, 01/31/27(a)	4,993	4,949,311
9.25%, 04/01/26(a)	4,184	4,199,042
Bausch Health Companies Inc.
4.88%, 06/01/28(a)	11,075	9,801,375
5.00%, 01/30/28(a)	3,400	2,839,000
5.00%, 02/15/29(a)	3,250	2,286,137
5.25%, 01/30/30(a)	5,825	3,728,000
6.25%, 02/15/29(a)	6,075	4,337,078
11.00%, 09/30/28(a)	12,620	12,967,050
BellRing Brands Inc., 7.00%, 03/15/30(a)	4,485	4,652,715
Cheplapharm Arzneimittel GmbH, 5.50%, 01/15/28(a)(b)	2,112	2,055,071
Elanco Animal Health Inc., 6.65%, 08/28/28(b)	6,385	6,606,680
Grifols SA, 4.75%, 10/15/28(a)(b)	6,085	5,861,630
HLF Financing SARL LLC/Herbalife International Inc.
4.88%, 06/01/29(a)(b)	5,098	4,273,704
12.25%, 04/15/29(a)	6,140	6,700,275
Jazz Securities DAC, 4.38%, 01/15/29(a)(b)	12,772	12,356,910
Mallinckrodt International Finance SA/Mallinckrodt CB LLC, 14.75%, 11/14/28(a)	1,337	1,375,837
Option Care Health Inc., 4.38%, 10/31/29(a)	4,475	4,262,997
Organon & Co./Organon Foreign Debt Co-Issuer BV, 4.13%, 04/30/28(a)	16,507	15,597,794
Owens & Minor Inc.
4.50%, 03/31/29(a)(b)	3,782	3,271,385
6.63%, 04/01/30(a)(b)	4,435	3,993,451
P&L Development LLC/PLD Finance Corp., 12.00%, 05/15/29, (9.00% Cash and 3.00% PIK)(a)(d)	2,793	2,876,049
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/01/26	9,422	9,213,318
4.75%, 05/09/27(b)	4,649	4,614,393
5.13%, 05/09/29(b)	8,090	8,090,709
6.75%, 03/01/28(b)	10,035	10,375,568
7.88%, 09/15/29	4,180	4,551,498
Teva Pharmaceutical Finance Netherlands IV BV, 5.75%, 12/01/30	1,565	1,585,656
		172,610,038
Pipelines — 4.0%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.38%, 06/15/29(a)	6,395	6,336,933
5.75%, 03/01/27(a)	5,777	5,783,528
5.75%, 01/15/28(a)	5,730	5,729,761
Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.00%, 07/15/29(a)	4,385	4,549,613
Buckeye Partners LP
3.95%, 12/01/26	5,106	5,022,466
4.13%, 12/01/27	3,517	3,432,347
4.50%, 03/01/28(a)	4,060	3,972,035
Security	Par (000)	Value
Pipelines (continued)
6.75%, 02/01/30(a)	$4,320	$4,474,423
6.88%, 07/01/29(a)	4,960	5,112,609
CNX Midstream Partners LP, 4.75%, 04/15/30(a)	3,505	3,319,360
Delek Logistics Partners LP/Delek Logistics Finance Corp.
7.13%, 06/01/28(a)(b)	3,000	3,014,492
8.63%, 03/15/29(a)	8,940	9,307,802
Excelerate Energy LP, 8.00%, 05/15/30(a)(b)	5,760	6,022,080
FTAI Infra Escrow Holdings LLC, 10.50%, 06/01/27(a)	4,701	4,846,919
Genesis Energy LP/Genesis Energy Finance Corp.
7.75%, 02/01/28	5,200	5,249,515
8.25%, 01/15/29	5,305	5,533,945
8.88%, 04/15/30	4,040	4,274,778
Global Partners LP/GLP Finance Corp., 6.88%, 01/15/29(b)	3,095	3,140,285
Harvest Midstream I LP, 7.50%, 09/01/28(a)	5,865	5,934,496
Hess Midstream Operations LP
4.25%, 02/15/30(a)	6,375	6,159,844
5.13%, 06/15/28(a)	4,085	4,065,576
5.88%, 03/01/28(a)	5,915	6,010,699
6.50%, 06/01/29(a)	4,155	4,278,611
Howard Midstream Energy Partners LLC, 8.88%, 07/15/28(a)	4,205	4,397,474
ITT Holdings LLC, 6.50%, 08/01/29(a)	9,917	9,446,469
Kinetik Holdings LP
5.88%, 06/15/30(a)(b)	6,375	6,384,469
6.63%, 12/15/28(a)	8,660	8,846,258
Martin Midstream Partners LP/Martin Midstream Finance Corp., 11.50%, 02/15/28(a)	3,391	3,590,560
NGL Energy Operating LLC/NGL Energy Finance Corp., 8.13%, 02/15/29(a)	7,382	7,300,993
NuStar Logistics LP
5.63%, 04/28/27	4,895	4,909,685
6.00%, 06/01/26	3,909	3,923,661
Prairie Acquiror LP, 9.00%, 08/01/29(a)	3,485	3,608,333
Rockies Express Pipeline LLC
4.80%, 05/15/30(a)(b)	2,440	2,357,024
4.95%, 07/15/29(a)	4,275	4,188,957
Summit Midstream Holdings LLC, 8.63%, 10/31/29(a)	6,875	6,993,021
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
5.50%, 01/15/28(a)	6,472	6,419,770
6.00%, 03/01/27(a)	3,681	3,672,629
7.38%, 02/15/29(a)	6,640	6,812,692
TransMontaigne Partners LLC, 8.50%, 06/15/30(a)	3,940	4,117,352
Venture Global Calcasieu Pass LLC
6.25%, 01/15/30(a)	7,800	8,007,224
3.88%, 08/15/29(a)	9,805	9,251,241
Venture Global LNG Inc.
7.00%, 01/15/30(a)(b)	12,110	12,292,328
8.13%, 06/01/28(a)(b)	17,150	17,758,311
9.50%, 02/01/29(a)	23,765	25,903,850
		275,754,418
Real Estate — 0.9%
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp., 9.75%, 04/15/30(a)(b)	3,925	4,079,056
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp., 7.00%, 04/15/30(a)(b)	4,915	4,706,113
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp.
5.25%, 04/15/30(a)(b)	3,525	2,927,336
5.75%, 01/15/29(a)(b)	4,668	4,142,267
CoreLogic Inc., 4.50%, 05/01/28(a)(b)	6,475	6,106,281

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® 0-5 Year High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate (continued)
Cushman & Wakefield U.S. Borrower LLC, 6.75%, 05/15/28(a)	$4,405	$4,437,465
Five Point Operating Co. LP/Five Point Capital Corp., 11.00%, 01/15/28(a)(g)	4,108	4,154,349
Howard Hughes Corp. (The)
4.13%, 02/01/29(a)	5,565	5,307,082
5.38%, 08/01/28(a)	5,875	5,841,304
Hunt Companies Inc., 5.25%, 04/15/29(a)(b)	5,195	5,092,430
Kennedy-Wilson Inc.
4.75%, 03/01/29	4,725	4,439,536
4.75%, 02/01/30(b)	4,590	4,227,252
Newmark Group Inc., 7.50%, 01/12/29(b)	3,770	4,003,565
		59,464,036
Real Estate Investment Trusts — 4.4%
Apollo Commercial Real Estate Finance Inc., 4.63%, 06/15/29(a)(b)	4,010	3,808,534
Arbor Realty SR Inc., 7.88%, 07/15/30(a)	4,015	4,105,337
Blackstone Mortgage Trust Inc., 7.75%, 12/01/29(a)(b)	3,617	3,824,328
Brandywine Operating Partnership LP
3.95%, 11/15/27	3,840	3,705,938
8.30%, 03/15/28	3,055	3,253,406
8.88%, 04/12/29	4,002	4,288,943
Brookfield Property REIT Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC
4.50%, 04/01/27(a)(b)	5,974	5,803,244
5.75%, 05/15/26(a)(b)	5,233	5,223,057
Diversified Healthcare Trust, 4.75%, 02/15/28	4,410	4,081,793
Global Net Lease Inc., 4.50%, 09/30/28(a)	4,390	4,214,400
Global Net Lease Inc./Global Net Lease Operating Partnership LP, 3.75%, 12/15/27(a)	4,405	4,206,775
Hudson Pacific Properties LP
3.25%, 01/15/30(b)	3,165	2,527,096
3.95%, 11/01/27	3,465	3,265,762
4.65%, 04/01/29(b)	4,082	3,561,953
5.95%, 02/15/28(b)	3,010	2,878,886
Iron Mountain Inc.
4.88%, 09/15/27(a)	8,500	8,436,250
4.88%, 09/15/29(a)	8,156	7,970,780
5.00%, 07/15/28(a)	4,525	4,473,886
5.25%, 03/15/28(a)	7,052	7,024,013
5.25%, 07/15/30(a)	5,245	5,154,419
7.00%, 02/15/29(a)	8,302	8,527,088
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.25%, 02/01/27(a)	5,285	5,188,602
4.75%, 06/15/29(a)	5,135	4,988,964
MPT Operating Partnership LP/MPT Finance Corp.
4.63%, 08/01/29(b)	7,275	5,529,000
5.00%, 10/15/27(b)	11,756	10,786,130
Office Properties Income Trust
3.25%, 03/15/27(a)(b)	3,398	2,794,747
9.00%, 09/30/29(a)(b)	4,466	3,316,005
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
4.88%, 05/15/29(a)(b)	6,113	5,885,514
5.88%, 10/01/28(a)	6,345	6,326,473
7.00%, 02/01/30(a)	4,745	4,847,314
Pebblebrook Hotel LP/PEB Finance Corp., 6.38%, 10/15/29(a)(b)	3,240	3,238,240
RHP Hotel Properties LP/RHP Finance Corp.
4.50%, 02/15/29(a)	4,935	4,783,541
4.75%, 10/15/27(b)	5,670	5,617,295
7.25%, 07/15/28(a)	3,548	3,658,112
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
Rithm Capital Corp.
8.00%, 04/01/29(a)	$6,383	$6,511,470
8.00%, 07/15/30(a)(b)	3,855	3,906,464
RLJ Lodging Trust LP
3.75%, 07/01/26(a)	3,996	3,940,655
4.00%, 09/15/29(a)(b)	4,167	3,890,353
SBA Communications Corp.
3.13%, 02/01/29(b)	12,680	11,824,757
3.88%, 02/15/27	12,721	12,492,136
Service Properties Trust
3.95%, 01/15/28(b)	2,965	2,755,671
4.38%, 02/15/30(b)	3,210	2,719,512
4.75%, 10/01/26	3,675	3,613,984
4.95%, 02/15/27(b)	3,506	3,420,534
4.95%, 10/01/29(b)	3,395	2,985,563
5.25%, 02/15/26	2,634	2,613,445
5.50%, 12/15/27	3,506	3,462,175
8.38%, 06/15/29(b)	5,470	5,661,450
Starwood Property Trust Inc.
3.63%, 07/15/26(a)	2,860	2,805,224
4.38%, 01/15/27(a)(b)	4,346	4,272,161
6.00%, 04/15/30(a)	3,215	3,246,475
6.50%, 07/01/30(a)	3,365	3,463,510
7.25%, 04/01/29(a)	5,120	5,353,981
Uniti Group LP/Uniti Fiber Holdings Inc./CSL Capital LLC, 6.00%, 01/15/30(a)(b)	5,855	5,538,287
Uniti Group LP/Uniti Group Finance 2019 Inc./CSL Capital LLC
4.75%, 04/15/28(a)(b)	5,155	5,007,352
6.50%, 02/15/29(a)	9,391	9,132,747
10.50%, 02/15/28(a)	17,023	18,001,822
Vornado Realty LP, 2.15%, 06/01/26	3,160	3,073,206
XHR LP
4.88%, 06/01/29(a)	3,857	3,724,684
6.63%, 05/15/30(a)(b)	3,070	3,120,440
		303,833,883
Retail — 5.0%
1011778 BC ULC/New Red Finance Inc.
3.50%, 02/15/29(a)(b)	6,520	6,178,399
3.88%, 01/15/28(a)	12,287	11,825,132
4.38%, 01/15/28(a)	5,905	5,776,909
5.63%, 09/15/29(a)(b)	3,854	3,881,347
6.13%, 06/15/29(a)	9,205	9,429,602
Academy Ltd., 6.00%, 11/15/27(a)	2,950	2,948,788
Advance Auto Parts Inc.
1.75%, 10/01/27	3,015	2,776,707
3.90%, 04/15/30	2,990	2,705,950
7.00%, 08/01/30(a)	2,280	2,292,221
Arko Corp., 5.13%, 11/15/29(a)(b)	3,970	3,251,344
Asbury Automotive Group Inc.
4.50%, 03/01/28(b)	3,506	3,448,466
4.63%, 11/15/29(a)(b)	6,402	6,151,424
4.75%, 03/01/30	3,020	2,901,156
Bath & Body Works Inc.
5.25%, 02/01/28(b)	3,942	3,950,416
7.50%, 06/15/29(b)	3,547	3,632,916
BCPE Ulysses Intermediate Inc., 7.75%, 04/01/27, (7.75% PIK)(a)(b)(d)	3,320	3,320,000
Brinker International Inc., 8.25%, 07/15/30(a)	2,350	2,493,938
Carvana Co.
9.00%, 12/01/28, (9.00% PIK)(a)(d)	4,209	4,311,321
9.00%, 06/01/30, (13.00% PIK)(a)(d)	6,300	6,582,240
CEC Entertainment LLC, 6.75%, 05/01/26(a)	4,981	4,951,352
eG Global Finance PLC, 12.00%, 11/30/28(a)	7,975	8,822,344
Evergreen Acqco 1 LP/TVI Inc., 9.75%, 04/26/28(a)	3,357	3,496,279

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® 0-5 Year High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail (continued)
Ferrellgas LP/Ferrellgas Finance Corp.
5.38%, 04/01/26(a)	$5,086	$5,037,333
5.88%, 04/01/29(a)(b)	7,005	6,462,112
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co. Inc.
4.63%, 01/15/29(a)(b)	7,170	6,819,459
6.75%, 01/15/30(a)(b)	10,025	9,406,180
FirstCash Inc.
4.63%, 09/01/28(a)	4,410	4,308,776
5.63%, 01/01/30(a)	3,705	3,669,988
Foot Locker Inc., 4.00%, 10/01/29(a)(b)	3,222	3,031,741
Foundation Building Materials Inc., 6.00%, 03/01/29(a)(b)	3,252	3,039,644
Gap Inc. (The), 3.63%, 10/01/29(a)	6,382	5,888,366
Global Auto Holdings Ltd./AAG FH U.K. Ltd.
8.38%, 01/15/29(a)	4,220	3,932,131
11.50%, 08/15/29(a)(b)	4,410	4,393,898
Group 1 Automotive Inc.
4.00%, 08/15/28(a)	6,047	5,829,671
6.38%, 01/15/30(a)(b)	3,930	4,012,249
Guitar Center Inc., 8.50%, 01/15/26(a)	4,879	3,961,748
GYP Holdings III Corp., 4.63%, 05/01/29(a)	2,600	2,626,277
Ken Garff Automotive LLC, 4.88%, 09/15/28(a)	3,535	3,439,667
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 4.75%, 06/01/27(a)	5,047	5,020,074
Kohl's Corp., 10.00%, 06/01/30(a)	3,515	3,653,491
LBM Acquisition LLC, 6.25%, 01/15/29(a)(b)	6,790	5,958,225
LCM Investments Holdings II LLC, 4.88%, 05/01/29(a)	8,205	7,963,776
Lithia Motors Inc.
3.88%, 06/01/29(a)(b)	6,855	6,475,344
4.63%, 12/15/27(a)	3,220	3,171,324
Macy's Retail Holdings LLC, 5.88%, 03/15/30(a)(b)	1,198	1,183,078
Murphy Oil USA Inc., 4.75%, 09/15/29	4,342	4,240,829
Nordstrom Inc.
4.00%, 03/15/27	3,033	2,968,458
4.38%, 04/01/30(b)	4,350	3,966,015
Papa John's International Inc., 3.88%, 09/15/29(a)(b)	2,985	2,860,018
Park River Holdings Inc., 5.63%, 02/01/29(a)(b)	3,145	2,684,651
Patrick Industries Inc., 4.75%, 05/01/29(a)(b)	2,754	2,665,502
Penske Automotive Group Inc.
3.50%, 09/01/25	4,319	4,308,427
3.75%, 06/15/29(b)	4,377	4,141,253
PetSmart Inc./PetSmart Finance Corp.
4.75%, 02/15/28(a)	10,015	9,805,311
7.75%, 02/15/29(a)(b)	9,780	9,567,495
Raising Cane's Restaurants LLC, 9.38%, 05/01/29(a)(b)	3,400	3,591,250
Saks Global Enterprises LLC, 11.00%, 12/15/29(a)	13,651	3,071,475
SGUS LLC., 11.00%, 12/15/29(a)	3,919	3,662,568
Sonic Automotive Inc., 4.63%, 11/15/29(a)(b)	5,687	5,473,053
Specialty Building Products Holdings LLC/SBP Finance Corp., 7.75%, 10/15/29(a)(b)	4,150	4,056,916
Staples Inc., 10.75%, 09/01/29(a)(b)	18,535	17,376,562
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.88%, 03/01/27(b)	3,041	3,031,321
Superior Plus LP/Superior General Partner Inc., 4.50%, 03/15/29(a)(b)	5,095	4,856,999
Victoria's Secret & Co., 4.63%, 07/15/29(a)(b)	5,207	4,847,698
Victra Holdings LLC/Victra Finance Corp., 8.75%, 09/15/29(a)(b)	3,950	4,140,889
Vivo Energy Investments BV, 5.13%, 09/24/27(a)	2,440	2,408,960
Walgreens Boots Alliance Inc.
3.20%, 04/15/30	2,550	2,479,875
Security	Par (000)	Value
Retail (continued)
3.45%, 06/01/26	$10,535	$10,438,684
8.13%, 08/15/29	6,435	6,909,581
White Cap Buyer LLC, 6.88%, 10/15/28(a)(b)	5,486	5,459,370
Yum! Brands Inc., 4.75%, 01/15/30(a)	6,865	6,765,273
		350,191,236
Semiconductors — 0.6%
Amkor Technology Inc., 6.63%, 09/15/27(a)	2,799	2,802,936
ams-OSRAM AG, 12.25%, 03/30/29(a)(b)	3,019	3,255,658
Entegris Inc.
3.63%, 05/01/29(a)(b)	3,052	2,865,142
4.38%, 04/15/28(a)	3,522	3,430,707
4.75%, 04/15/29(a)(b)	12,707	12,446,761
5.95%, 06/15/30(a)(b)	6,270	6,327,370
Kioxia Holdings Corp., 6.25%, 07/24/30	550	547,938
ON Semiconductor Corp., 3.88%, 09/01/28(a)	6,047	5,836,874
Synaptics Inc., 4.00%, 06/15/29(a)(b)	3,142	2,964,615
		40,478,001
Software — 3.3%
AthenaHealth Group Inc., 6.50%, 02/15/30(a)(b)	19,355	19,006,997
Camelot Finance SA, 4.50%, 11/01/26(a)(b)	1,531	1,513,266
Capstone Borrower Inc., 8.00%, 06/15/30(a)	4,725	4,914,790
CDK Global II LLC, 4.88%, 06/01/27	15	13,946
Central Parent Inc./CDK Global Inc., 7.25%, 06/15/29(a)(b)	6,157	5,071,644
Central Parent LLC/CDK Global II LLC/CDK Financing Co. Inc., 8.00%, 06/15/29(a)	6,177	5,175,863
Cloud Software Group Inc.
6.50%, 03/31/29(a)	31,418	31,771,453
9.00%, 09/30/29(a)(b)	30,580	31,650,300
CoreWeave Inc., 9.25%, 06/01/30(a)	15,755	15,833,775
Dun & Bradstreet Corp. (The), 5.00%, 12/15/29(a)(b)	3,082	3,153,748
Dye & Durham Ltd., 8.63%, 04/15/29(a)(b)	5,035	5,244,645
Elastic NV, 4.13%, 07/15/29(a)	4,892	4,650,493
Ellucian Holdings Inc., 6.50%, 12/01/29(a)	5,757	5,835,871
Fair Isaac Corp.
4.00%, 06/15/28(a)	7,746	7,481,564
5.25%, 05/15/26(a)	3,063	3,057,226
Helios Software Holdings Inc./ION Corporate Solutions Finance SARL
4.63%, 05/01/28(a)	2,630	2,482,797
8.75%, 05/01/29(a)	5,445	5,558,422
Open Text Corp.
3.88%, 02/15/28(a)	7,805	7,516,449
3.88%, 12/01/29(a)(b)	6,885	6,447,535
Open Text Holdings Inc., 4.13%, 02/15/30(a)(b)	7,275	6,821,907
Pagaya U.S. Holdings Co. LLC, 8.88%, 08/01/30(a)	905	899,092
Playtika Holding Corp., 4.25%, 03/15/29(a)(b)	5,275	4,837,342
PTC Inc., 4.00%, 02/15/28(a)	4,280	4,168,934
ROBLOX Corp., 3.88%, 05/01/30(a)	8,375	7,874,281
Rocket Software Inc.
6.50%, 02/15/29(a)	5,065	4,928,296
9.00%, 11/28/28(a)	6,360	6,567,250
SS&C Technologies Inc., 5.50%, 09/30/27(a)	15,573	15,576,582
Twilio Inc., 3.63%, 03/15/29	4,395	4,163,627
West Technology Group LLC, 8.50%, 04/10/27(a)(c)	3,383	945,819
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%, 02/01/29(a)(b)	5,480	5,147,693
		228,311,607
Telecommunications — 3.9%
Altice Financing SA
5.00%, 01/15/28(a)	9,848	7,844,703
5.75%, 08/15/29(a)	16,845	12,886,425
9.63%, 07/15/27(a)	3,070	2,815,190

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® 0-5 Year High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Telecommunications (continued)
Altice France SA
5.13%, 01/15/29(a)	$3,775	$3,262,544
5.13%, 07/15/29(a)	17,469	15,159,392
5.50%, 01/15/28(a)	8,935	7,940,981
5.50%, 10/15/29(a)	12,612	10,953,638
8.13%, 02/01/27(a)	14,029	13,038,690
Ciena Corp., 4.00%, 01/31/30(a)(b)	3,357	3,181,597
CommScope LLC
4.75%, 09/01/29(a)(b)	8,203	7,978,816
7.13%, 07/01/28(a)(b)	5,480	5,420,858
8.25%, 03/01/27(a)(b)	7,810	7,823,934
CommScope Technologies LLC, 5.00%, 03/15/27(a)(b)	6,325	6,197,892
Connect Finco SARL/Connect U.S. Finco LLC, 9.00%, 09/15/29(a)(b)	16,510	16,670,140
Consolidated Communications Inc.
5.00%, 10/01/28(a)(b)	3,115	3,145,060
6.50%, 10/01/28(a)	5,328	5,411,916
EchoStar Corp., 10.75%, 11/30/29	10,785	11,364,694
Frontier Communications Holdings LLC
5.00%, 05/01/28(a)	11,960	11,945,050
5.88%, 10/15/27(a)	9,855	9,860,443
5.88%, 11/01/29(b)	3,865	3,902,857
6.00%, 01/15/30(a)	2,310	2,335,987
6.75%, 05/01/29(a)	8,175	8,250,128
GCI LLC, 4.75%, 10/15/28(a)(b)	5,320	5,135,130
Hughes Satellite Systems Corp.
5.25%, 08/01/26(b)	5,570	5,129,363
6.63%, 08/01/26(b)	5,125	3,895,000
Iliad Holding SASU, 7.00%, 10/15/28(a)	6,178	6,272,868
Level 3 Financing Inc.
3.63%, 01/15/29(a)(b)	3,110	2,647,934
3.75%, 07/15/29(a)(b)	3,535	2,963,426
4.25%, 07/01/28(a)(b)	850	774,973
4.50%, 04/01/30(a)(b)	5,820	5,238,000
4.88%, 06/15/29(a)(b)	4,685	4,400,093
11.00%, 11/15/29(a)	11,162	12,664,960
Lumen Technologies Inc., 4.13%, 04/15/30(a)(b)	1,290	1,256,976
Sunrise HoldCo IV BV, 5.50%, 01/15/28(a)(b)	3,535	3,513,574
Viasat Inc.
5.63%, 04/15/27(a)(b)	5,356	5,338,593
6.50%, 07/15/28(a)	3,655	3,462,199
Viavi Solutions Inc., 3.75%, 10/01/29(a)	3,535	3,273,909
Zayo Group Holdings Inc.
4.00%, 03/01/27(a)	11,668	11,103,345
6.13%, 03/01/28(a)	8,336	7,518,355
Zegona Finance PLC, 8.63%, 07/15/29(a)(b)	7,255	7,721,282
		269,700,915
Transportation — 0.4%
Beacon Mobility Corp., 7.25%, 08/01/30(a)	2,560	2,608,040
Brightline East LLC, 11.00%, 01/31/30(a)(b)	10,695	6,951,750
First Student Bidco Inc./First Transit Parent Inc., 4.00%, 07/31/29(a)(b)	6,511	6,147,556
Rand Parent LLC, 8.50%, 02/15/30(a)(b)	7,000	7,039,900
RXO Inc., 7.50%, 11/15/27(a)(b)	2,759	2,815,157
Star Leasing Co. LLC, 7.63%, 02/15/30(a)(b)	5,720	5,642,447
		31,204,850
Trucking & Leasing — 0.1%
FTAI Aviation Investors LLC, 5.50%, 05/01/28(a)(b)	8,467	8,473,170
Total Corporate Bonds & Notes — 98.1% (Cost: $6,738,169,608)		6,804,330,230
Security	Par (000)	Value
Floating Rate Loan Interests
Media — 0.1%
Radiate Holdco, LLC, 2025 FLFO Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%, 1.50% PIK), 9.47%, 09/25/29(d)(h)	$7,635	$6,606,464
Total Floating Rate Loan Interests — 0.1% (Cost: $6,700,491)		6,606,464
	Shares
Common Stocks
Aerospace & Defense — 0.0%
Incora Top Holdco LLC, NVS(b)(c)	136,472	3,293,069
Health Care Technology — 0.0%
Quincy Health LLC(c)(f)	25,958	—
Office REITs — 0.0%
Office Properties Income Trust, NVS	16,557	3,974
Total Common Stocks — 0.0% (Cost $16,041,089)		3,297,043
Preferred Stocks
Software — 0.0%
Veritas Kapital Assurance PLC, Series G-1, Preference Shares, NVS(c)	22,415	504,338
Veritas Kapital Assurance PLC, Series G, Preference Shares, NVS(c)	32,444	729,990
		1,234,328
Total Preferred Stocks — 0.0% (Cost $1,094,340)		1,234,328
Total Long-Term Investments — 98.2% (Cost: $6,762,005,528)		6,815,468,065
Short-Term Securities
Money Market Funds — 18.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.44%(i)(j)(k)	1,216,869,337	1,217,356,085
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(i)(j)	46,010,000	46,010,000
Total Short-Term Securities — 18.2% (Cost: $1,262,953,793)		1,263,366,085
Total Investments — 116.4% (Cost: $8,024,959,321)		8,078,834,150
Liabilities in Excess of Other Assets — (16.4)%		(1,141,070,637)
Net Assets — 100.0%		$6,937,763,513

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(e)	Issuer filed for bankruptcy and/or is in default.
(f)	Non-income producing security.
(g)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(h)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® 0-5 Year High Yield Corporate Bond ETF

(i)	Affiliate of the Fund.
(j)	Annualized 7-day yield as of period end.
(k)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/25	Shares Held at 07/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institu- tional, SL Agency Shares	$997,764,167	$219,900,885 (a)	$—	$(47,142)	$(261,825)	$1,217,356,085	1,216,869,337	$4,398,984 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	31,390,000	14,620,000 (a)	—	—	—	46,010,000	46,010,000	1,401,704	—
				$(47,142)	$(261,825)	$1,263,366,085		$5,800,688	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$6,800,750,072	$3,580,158	$6,804,330,230
Floating Rate Loan Interests	—	6,606,464	—	6,606,464
Common Stocks	—	3,974	3,293,069	3,297,043
Preferred Stocks	—	—	1,234,328	1,234,328
Short-Term Securities
Money Market Funds	1,263,366,085	—	—	1,263,366,085
	$1,263,366,085	$6,807,360,510	$8,107,555	$8,078,834,150

Portfolio Abbreviation
NVS	Non-Voting Shares
PIK	Payment-in-kind
RB	Revenue Bonds
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate